                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3

Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       8
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      20

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      28
Statement of Operations.....................................      34
Statement of Changes in Net Assets..........................      40

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      48

The Semi-Annual Reports listed below follow:
MainStay VP Series Fund, Inc.
  Balanced Portfolio - Service Class
  Basic Value Portfolio - Initial Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Service Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class
  Floating Rate Portfolio - Service Class
  Government Portfolio - Initial Class
  Growth Allocation Portfolio - Service Class
  High Yield Corporate Bond Portfolio - Initial Class
  Income & Growth Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Service Class
  Moderate Growth Allocation Portfolio - Service Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class
  Value Portfolio - Initial Class
Alger American Small Capitalization - Class O Shares
Calvert Social Balanced
Columbia Small Cap Value Fund, Variable Series - Class B
  (formerly Colonial Small Cap Value Fund, Variable
  Series - Class B)
Dreyfus IP Technology Growth - Initial Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Fidelity(R) VIP Mid Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Investors Trust Series - Initial Class
MFS(R) Research Series - Initial Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
NON-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I    INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          22.60     21.10      5.64      2.37         2.39
Calvert Social Balanced                                         3.01      6.50      1.59      5.01         6.08
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.86     19.71     11.96       N/A        11.60
Dreyfus IP Technology Growth -- Initial Shares                  5.95      5.55     (4.80)      N/A        (2.62)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.93     16.57      8.36     10.22         9.94
Fidelity(R) VIP Equity-Income -- Initial Class                 11.23     11.99      3.83      7.15         7.18
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.75     24.25     13.49       N/A        21.18
Janus Aspen Series Balanced -- Institutional Shares             6.95      7.14      3.30      8.96         8.50
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.93      7.87     (2.73)     5.16         5.00
MainStay VP Balanced -- Service Class                           3.92       N/A       N/A       N/A         5.91
MainStay VP Basic Value -- Initial Class                        9.99     11.38      2.36       N/A         2.82
MainStay VP Bond -- Initial Class                              (2.00)     0.65      3.55      4.61         4.27
MainStay VP Capital Appreciation -- Initial Class               6.13      7.39     (3.11)     3.20         6.24
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                      2.71      0.76      0.55      2.22         2.38
MainStay VP Common Stock -- Initial Class                       8.60     10.96      0.57      6.67         8.56
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.05)
MainStay VP Convertible -- Initial Class                        9.19      7.99      3.77       N/A         6.91
MainStay VP Developing Growth -- Initial Class                 20.60     13.73      2.86       N/A         1.71
MainStay VP Floating Rate -- Service Class                      3.30       N/A       N/A       N/A         2.33
MainStay VP Government -- Initial Class                        (1.86)     0.13      2.90      4.24         4.12
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (1.58)
MainStay VP High Yield Corporate Bond -- Initial Class          4.95      9.14      9.78      7.44         8.17
MainStay VP Income & Growth -- Initial Class                    5.71     10.34      2.31       N/A         2.42
MainStay VP International Equity -- Initial Class              18.61     17.17      9.92      6.34         6.73
MainStay VP Large Cap Growth -- Initial Class                   7.96      3.51     (3.98)      N/A         2.82
MainStay VP Mid Cap Core -- Initial Class                      13.32     19.94      9.17       N/A         9.58
MainStay VP Mid Cap Growth -- Initial Class                    16.60     21.01      6.34       N/A         7.53
MainStay VP Mid Cap Value -- Initial Class                      8.30     14.67      5.88       N/A         6.14
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (1.32)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (0.93)
MainStay VP S&P 500 Index(5) -- Initial Class                   7.14      9.48      0.91      6.64         8.51
MainStay VP Small Cap Growth -- Initial Class                   8.42     12.53      2.43       N/A         2.39
MainStay VP Total Return -- Initial Class                       5.08      6.76      1.12      4.87         6.38
MainStay VP Value -- Initial Class                              9.79     12.56      3.26      6.19         7.61
MFS(R) Investors Trust Series -- Initial Class                  7.01      9.04      0.38      4.96        (0.20)
MFS(R) Research Series -- Initial Class                         5.08     10.49     (0.17)     4.22         0.83
MFS(R) Utilities Series -- Service Class                       15.27     20.90      6.21       N/A        23.75
Neuberger Berman AMT Mid-Cap Growth -- Class S                 17.25     15.56       N/A       N/A        16.86
Royce Micro-Cap Portfolio                                      26.44     20.18     12.16       N/A        27.85
Royce Small-Cap Portfolio                                       8.69     20.19     10.64       N/A        10.04
T. Rowe Price Equity Income Portfolio                           8.23     11.36      4.85      8.42         5.11
Van Eck Worldwide Hard Assets                                  49.15     41.83     21.70      8.99        12.54
Van Kampen UIF Emerging Markets Equity -- Class I              35.50     31.94     17.27       N/A         6.26
Victory VIF Diversified Stock -- Class A Shares                 8.78     11.35      1.95       N/A         7.83
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
NON-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I       1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.87     19.14      4.67      2.37         2.39
Calvert Social Balanced                                        (3.48)     4.21      0.66      5.01         6.08
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    7.62     17.70     10.93       N/A         7.18
Dreyfus IP Technology Growth -- Initial Shares                 (0.73)     3.29     (5.67)      N/A        (3.52)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.62     14.45      7.36     10.22         9.94
Fidelity(R) VIP Equity-Income -- Initial Class                  4.22      9.69      2.88      7.15         7.18
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.14     22.38     12.45       N/A        18.98
Janus Aspen Series Balanced -- Institutional Shares             0.22      4.84      2.35      8.96         8.50
Janus Aspen Series Worldwide Growth -- Institutional Shares     2.07      5.55     (3.62)     5.16         5.00
MainStay VP Balanced -- Service Class                          (2.63)      N/A       N/A       N/A         0.14
MainStay VP Basic Value -- Initial Class                        3.06      9.05      1.43       N/A         2.71
MainStay VP Bond -- Initial Class                              (8.17)    (1.51)     2.60      4.61         4.27
MainStay VP Capital Appreciation -- Initial Class              (0.55)     5.09     (3.99)     3.20         6.24
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                     (3.76)    (1.41)    (0.37)     2.22         2.38
MainStay VP Common Stock -- Initial Class                       1.76      8.61     (0.35)     6.67         8.56
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.28)
MainStay VP Convertible -- Initial Class                        2.31      5.68      2.82       N/A         6.91
MainStay VP Developing Growth -- Initial Class                 13.00     11.50      1.91       N/A         1.60
MainStay VP Floating Rate -- Service Class                     (3.21)      N/A       N/A       N/A        (3.27)
MainStay VP Government -- Initial Class                        (8.04)    (2.02)     1.95      4.24         4.12
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (7.78)
MainStay VP High Yield Corporate Bond -- Initial Class         (1.66)     6.80      8.77      7.44         8.17
MainStay VP Income & Growth -- Initial Class                   (0.95)     7.97      1.37       N/A         2.30
MainStay VP International Equity -- Initial Class              11.14     15.07      8.91      6.34         6.73
MainStay VP Large Cap Growth -- Initial Class                   1.15      1.29     (4.86)      N/A         2.71
MainStay VP Mid Cap Core -- Initial Class                       6.18     17.94      8.17       N/A         8.57
MainStay VP Mid Cap Growth -- Initial Class                     9.25     19.04      5.36       N/A         6.54
MainStay VP Mid Cap Value -- Initial Class                      1.48     12.47      4.91       N/A         5.16
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (7.54)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (7.17)
MainStay VP S&P 500 Index(5) -- Initial Class                   0.39      7.13     (0.01)     6.64         8.51
MainStay VP Small Cap Growth -- Initial Class                   1.59     10.24      1.49       N/A         1.44
MainStay VP Total Return -- Initial Class                      (1.54)     4.47      0.20      4.87         6.38
MainStay VP Value -- Initial Class                              2.88     10.28      2.31      6.19         7.61
MFS(R) Investors Trust Series -- Initial Class                  0.27      6.70     (0.54)     4.96        (0.31)
MFS(R) Research Series -- Initial Class                        (1.54)     8.12     (1.09)     4.22         0.72
MFS(R) Utilities Series -- Service Class                        8.00     18.93      5.24       N/A        20.45
Neuberger Berman AMT Mid-Cap Growth -- Class S                  9.86     13.40       N/A       N/A        13.51
Royce Micro-Cap Portfolio                                      18.47     18.18     11.13       N/A        20.85
Royce Small-Cap Portfolio                                       1.84     18.19      9.63       N/A         3.11
T. Rowe Price Equity Income Portfolio                           1.41      9.03      3.89      8.42         4.99
Van Eck Worldwide Hard Assets                                  40.65     40.41     20.92      8.99        12.41
Van Kampen UIF Emerging Markets Equity -- Class I              27.00     30.30     16.36       N/A         6.26
Victory VIF Diversified Stock -- Class A Shares                 1.93      9.02      1.02       N/A         4.51
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

                                                                          INVESTMENT
TAX-QUALIFIED POLICIES                                        PORTFOLIO    DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II   INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(2)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    6/1/00     11/15/04
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Initial Class                        5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Conservative Allocation -- Service Class           2/13/06      2/13/06
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Developing Growth -- Initial Class                  5/1/98       6/1/98
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP Growth Allocation -- Service Class                 2/13/06      2/13/06
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP Income & Growth -- Initial Class                    5/1/98       6/1/98
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Large Cap Growth -- Initial Class                   5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP Moderate Allocation -- Service Class               2/13/06      2/13/06
MainStay VP Moderate Growth Allocation -- Service Class        2/13/06      2/13/06
MainStay VP S&P 500 Index(5) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                          ASSUMING NO SURRENDER(%)(1)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          22.60     21.10      5.64      2.37         2.40
Calvert Social Balanced                                         3.01      6.50      1.59      5.01         6.09
Columbia Small Cap Value Fund, Variable Series -- Class B(6)   14.86     19.71     11.96       N/A        11.60
Dreyfus IP Technology Growth -- Initial Shares                  5.95      5.55     (4.80)      N/A        (3.23)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.93     16.57      8.36     10.22         9.74
Fidelity(R) VIP Equity-Income -- Initial Class                 11.23     11.99      3.83      7.15         7.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.75     24.25     13.49       N/A        21.85
Janus Aspen Series Balanced -- Institutional Shares             6.95      7.14      3.30      8.96         8.52
Janus Aspen Series Worldwide Growth -- Institutional Shares     8.93      7.87     (2.73)     5.16         5.02
MainStay VP Balanced -- Service Class                           3.92       N/A       N/A       N/A         5.94
MainStay VP Basic Value -- Initial Class                        9.99     11.38      2.36       N/A         2.99
MainStay VP Bond -- Initial Class                              (2.00)     0.65      3.55      4.61         4.27
MainStay VP Capital Appreciation -- Initial Class               6.13      7.39     (3.11)     3.20         6.24
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                      2.71      0.76      0.55      2.22         2.38
MainStay VP Common Stock -- Initial Class                       8.60     10.96      0.57      6.67         8.55
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (1.31)
MainStay VP Convertible -- Initial Class                        9.19      7.99      3.77       N/A         6.89
MainStay VP Developing Growth -- Initial Class                 20.60     13.73      2.86       N/A         1.74
MainStay VP Floating Rate -- Service Class                      3.30       N/A       N/A       N/A         2.33
MainStay VP Government -- Initial Class                        (1.86)     0.13      2.90      4.24         4.12
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (0.73)
MainStay VP High Yield Corporate Bond -- Initial Class          4.95      9.14      9.78      7.44         8.17
MainStay VP Income & Growth -- Initial Class                    5.71     10.34      2.31       N/A         2.42
MainStay VP International Equity -- Initial Class              18.61     17.17      9.92      6.34         6.74
MainStay VP Large Cap Growth -- Initial Class                   7.96      3.51     (3.98)      N/A         2.94
MainStay VP Mid Cap Core -- Initial Class                      13.32     19.94      9.17       N/A         9.73
MainStay VP Mid Cap Growth -- Initial Class                    16.60     21.01      6.34       N/A         8.06
MainStay VP Mid Cap Value -- Initial Class                      8.30     14.67      5.88       N/A         5.86
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (0.64)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A         0.51
MainStay VP S&P 500 Index(5) -- Initial Class                   7.14      9.48      0.91      6.64         8.51
MainStay VP Small Cap Growth -- Initial Class                   8.42     12.53      2.43       N/A         2.73
MainStay VP Total Return -- Initial Class                       5.08      6.76      1.12      4.87         6.38
MainStay VP Value -- Initial Class                              9.79     12.56      3.26      6.19         7.65
MFS(R) Investors Trust Series -- Initial Class                  7.01      9.04      0.38      4.96         0.14
MFS(R) Research Series -- Initial Class                         5.08     10.49     (0.17)     4.22         0.67
MFS(R) Utilities Series -- Service Class                       15.27     20.90      6.21       N/A        24.50
Neuberger Berman AMT Mid-Cap Growth -- Class S                 17.25     15.56       N/A       N/A        14.92
Royce Micro-Cap Portfolio                                      26.44     20.18     12.16       N/A        29.64
Royce Small-Cap Portfolio                                       8.69     20.19     10.64       N/A        14.75
T. Rowe Price Equity Income Portfolio                           8.23     11.36      4.85      8.42         5.21
Van Eck Worldwide Hard Assets                                  49.15     41.83     21.70      8.99        12.74
Van Kampen UIF Emerging Markets Equity -- Class I              35.50     31.94     17.27       N/A         6.36
Victory VIF Diversified Stock -- Class A Shares                 8.78     11.35      1.95       N/A         9.02
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
TAX-QUALIFIED POLICIES                                                                                 INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II      1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(2)   YEAR(2)   YEAR(2)   YEAR(2)   INCEPTION(3)
Alger American Small Capitalization -- Class O Shares          14.87     19.14      4.67      2.37         2.40
Calvert Social Balanced                                        (3.48)     4.21      0.66      5.01         6.09
Columbia Small Cap Value Fund, Variable Series -- Class B(6)    7.62     17.70     10.93       N/A         7.18
Dreyfus IP Technology Growth -- Initial Shares                 (0.73)     3.29     (5.67)      N/A        (4.13)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  8.62     14.45      7.36     10.22         9.74
Fidelity(R) VIP Equity-Income -- Initial Class                  4.22      9.69      2.88      7.15         7.10
Fidelity(R) VIP Mid Cap -- Service Class 2                     13.14     22.38     12.45       N/A        19.68
Janus Aspen Series Balanced -- Institutional Shares             0.22      4.84      2.35      8.96         8.52
Janus Aspen Series Worldwide Growth -- Institutional Shares     2.07      5.55     (3.62)     5.16         5.02
MainStay VP Balanced -- Service Class                          (2.63)      N/A       N/A       N/A         0.16
MainStay VP Basic Value -- Initial Class                        3.06      9.05      1.43       N/A         2.88
MainStay VP Bond -- Initial Class                              (8.17)    (1.51)     2.60      4.61         4.27
MainStay VP Capital Appreciation -- Initial Class              (0.55)     5.09     (3.99)     3.20         6.24
MainStay VP Cash Management -- Current 7-day yield is
  3.29%(4)                                                     (3.76)    (1.41)    (0.37)     2.22         2.38
MainStay VP Common Stock -- Initial Class                       1.76      8.61     (0.35)     6.67         8.55
MainStay VP Conservative Allocation -- Service Class             N/A       N/A       N/A       N/A        (7.53)
MainStay VP Convertible -- Initial Class                        2.31      5.68      2.82       N/A         6.89
MainStay VP Developing Growth -- Initial Class                 13.00     11.50      1.91       N/A         1.62
MainStay VP Floating Rate -- Service Class                     (3.21)      N/A       N/A       N/A        (3.27)
MainStay VP Government -- Initial Class                        (8.04)    (2.02)     1.95      4.24         4.12
MainStay VP Growth Allocation -- Service Class                   N/A       N/A       N/A       N/A        (6.99)
MainStay VP High Yield Corporate Bond -- Initial Class         (1.66)     6.80      8.77      7.44         8.17
MainStay VP Income & Growth -- Initial Class                   (0.95)     7.97      1.37       N/A         2.30
MainStay VP International Equity -- Initial Class              11.14     15.07      8.91      6.34         6.74
MainStay VP Large Cap Growth -- Initial Class                   1.15      1.29     (4.86)      N/A         2.82
MainStay VP Mid Cap Core -- Initial Class                       6.18     17.94      8.17       N/A         8.71
MainStay VP Mid Cap Growth -- Initial Class                     9.25     19.04      5.36       N/A         7.05
MainStay VP Mid Cap Value -- Initial Class                      1.48     12.47      4.91       N/A         4.88
MainStay VP Moderate Allocation -- Service Class                 N/A       N/A       N/A       N/A        (6.90)
MainStay VP Moderate Growth Allocation -- Service Class          N/A       N/A       N/A       N/A        (5.82)
MainStay VP S&P 500 Index(5) -- Initial Class                   0.39      7.13     (0.01)     6.64         8.51
MainStay VP Small Cap Growth -- Initial Class                   1.59     10.24      1.49       N/A         1.78
MainStay VP Total Return -- Initial Class                      (1.54)     4.47      0.20      4.87         6.38
MainStay VP Value -- Initial Class                              2.88     10.28      2.31      6.19         7.65
MFS(R) Investors Trust Series -- Initial Class                  0.27      6.70     (0.54)     4.96         0.02
MFS(R) Research Series -- Initial Class                        (1.54)     8.12     (1.09)     4.22         0.56
MFS(R) Utilities Series -- Service Class                        8.00     18.93      5.24       N/A        21.36
Neuberger Berman AMT Mid-Cap Growth -- Class S                  9.86     13.40       N/A       N/A        11.37
Royce Micro-Cap Portfolio                                      18.47     18.18     11.13       N/A        22.22
Royce Small-Cap Portfolio                                       1.84     18.19      9.63       N/A         8.34
T. Rowe Price Equity Income Portfolio                           1.41      9.03      3.89      8.42         5.09
Van Eck Worldwide Hard Assets                                  40.65     40.41     20.92      8.99        12.61
Van Kampen UIF Emerging Markets Equity -- Class I              27.00     30.30     16.36       N/A         6.36
Victory VIF Diversified Stock -- Class A Shares                 1.93      9.02      1.02       N/A         5.74
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SURRENDER CHARGE FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE
59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN.). THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series -- Class B, MainStay VP
    Balanced -- Service Class, MainStay VP Conservative Allocation -- Service Class, MainStay VP Floating Rate -- Service Class, MainStay VP Growth Allocation -- Service Class, MainStay VP Moderate Allocation -- Service Class, MainStay VP Moderate Growth Allocation -- Service Class, MFS(R) Utilities Series -- Service Class, Neuberger Berman AMT Mid-Cap Growth -- Class S and Victory VIF Diversified Stock -- Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2006 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

(6) Formerly Colonial Small Cap Value Fund, Variable Series -- Class B.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #327893CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  5,303,112      $  2,518,600      $ 24,097,936
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         31,207                (3)               --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         15,752             7,869            74,194
    Administrative charges..................................          1,313               656             6,183
                                                               ------------      ------------      ------------
      Total net assets......................................   $  5,317,254      $  2,510,072      $ 24,017,559
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  5,317,254      $  2,510,072      $ 24,017,559
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      10.69      $      12.52      $      16.88
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  5,178,559      $  2,035,474      $ 25,032,581
                                                               ============      ============      ============

                                                                                                    MAINSTAY VP
                                                                                  MAINSTAY VP       HIGH YIELD
                                                                MAINSTAY VP         GROWTH           CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                               INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 24,168,523      $    849,358      $121,124,714
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (27,655)               --           (89,290)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         74,361             1,566           373,205
    Administrative charges..................................          6,197               131            31,100
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 24,060,310      $    847,661      $120,631,119
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 24,060,310      $    847,661      $120,631,119
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      17.18      $       9.84      $      24.05
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 25,473,283      $    859,621      $108,206,312
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP
    APPRECIATION--         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $102,010,207      $ 16,601,042      $ 59,619,814      $  1,439,039      $ 16,427,467      $  2,362,418      $  5,264,111
               --            64,052                --                --                --                --            27,041
                 )
          (46,607           (10,279)          (39,851)           46,811           (29,852)           (2,432)          158,033
          320,126            45,743           187,098             3,332            51,891             7,381            14,009
           26,677             3,813            15,592               278             4,324               615             1,167
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $101,616,797      $ 16,605,259      $ 59,377,273      $  1,482,240      $ 16,341,400      $  2,351,990      $  5,434,009
     ============      ============      ============      ============      ============      ============      ============
     $101,616,797      $ 16,605,259      $ 59,377,273      $  1,482,240      $ 16,341,400      $  2,351,990      $  5,434,009
     ============      ============      ============      ============      ============      ============      ============
     $      22.53      $       1.37      $      27.96      $       9.90      $      19.16      $      11.47      $      10.27
     ============      ============      ============      ============      ============      ============      ============
     $138,097,855      $ 16,601,025      $ 66,494,586      $  1,447,694      $ 13,963,764      $  1,969,635      $  5,298,437
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  4,591,685      $ 16,263,975      $  4,887,403      $  8,672,073      $ 13,288,818      $ 14,231,340      $  2,037,230
               --                --                --                --                --                --                --
               --            (1,651)           (1,821)               --            (5,124)          (19,082)               --
           14,329            51,205            14,900            27,445            42,597            45,136             4,294
            1,194             4,267             1,242             2,287             3,550             3,761               358
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  4,576,162      $ 16,206,852      $  4,869,440      $  8,642,341      $ 13,237,547      $ 14,163,361      $  2,032,578
     ============      ============      ============      ============      ============      ============      ============
     $  4,576,162      $ 16,206,852      $  4,869,440      $  8,642,341      $ 13,237,547      $ 14,163,361      $  2,032,578
     ============      ============      ============      ============      ============      ============      ============
     $      12.13      $      20.69      $      12.53      $      15.74      $      14.35      $      13.45      $       9.87
     ============      ============      ============      ============      ============      ============      ============
     $  3,886,215      $ 13,032,542      $  5,227,442      $  7,667,668      $  9,945,344      $ 12,393,140      $  2,059,449
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  1,939,053      $111,692,943      $  5,199,851
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --          (126,219)              250
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          4,998           349,912            16,547
    Administrative charges..................................            416            29,159             1,379
                                                               ------------      ------------      ------------
      Total net assets......................................   $  1,933,639      $111,187,653      $  5,182,175
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  1,933,639      $111,187,653      $  5,182,175
                                                               ============      ============      ============
    Variable accumulation unit value........................   $       9.91      $      29.92      $      11.24
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  1,974,036      $108,972,037      $  4,391,934
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 25,421,952      $  9,477,074      $ 38,663,219
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (19,862)           (4,305)          (39,609)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         78,820            29,258           119,666
    Administrative charges..................................          6,568             2,438             9,972
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 25,316,702      $  9,441,073      $ 38,493,972
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 25,316,702      $  9,441,073      $ 38,493,972
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      19.63      $      17.07      $      22.06
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 23,622,762      $  8,719,306      $ 36,961,582
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP
      MAINSTAY VP                           AMERICAN                           VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             CALVERT          VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       BALANCED           CLASS B       INITIAL SHARES     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $ 78,811,169      $ 43,968,706       $ 10,908,663      $  2,339,021      $  1,992,480      $    950,978      $ 56,392,143
               --                --                 --                --                --                --                --
                 )
          (21,627           (59,924)            (1,134)               --                --                --           (82,327)
          245,985           137,495             34,745             7,300             6,084             3,251           178,708
           20,499            11,458              2,895               608               507               271            14,892
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 78,523,058      $ 43,759,829       $ 10,869,889      $  2,331,113      $  1,985,889      $    947,456      $ 56,116,216
     ============      ============       ============      ============      ============      ============      ============
     $ 78,523,058      $ 43,759,829       $ 10,869,889      $  2,331,113      $  1,985,889      $    947,456      $ 56,116,216
     ============      ============       ============      ============      ============      ============      ============
     $      22.95      $      22.69       $      12.59      $      19.33      $      11.94      $       8.77      $      25.15
     ============      ============       ============      ============      ============      ============      ============
     $ 84,488,993      $ 36,379,965       $  9,293,843      $  2,094,437      $  1,876,910      $    913,100      $ 44,386,372
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN
        SERIES            MFS(R)                                               NEUBERGER
       WORLDWIDE         INVESTORS          MFS(R)            MFS(R)          BERMAN AMT
       GROWTH--            TRUST           RESEARCH          UTILITIES          MID-CAP            ROYCE             ROYCE
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $ 28,832,926      $  1,149,357      $  1,615,834      $ 10,377,989      $    611,991      $  1,313,926      $  1,126,948
               --                --                --                --                --                --                --
                 )
          (41,999                (2)               --             2,050                --             1,845                --
           88,899             3,657             5,060            32,527             1,944             3,200             3,404
            7,408               305               422             2,711               162               267               284
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 28,694,620      $  1,145,393      $  1,610,352      $ 10,344,801      $    609,885      $  1,312,304      $  1,123,260
     ============      ============      ============      ============      ============      ============      ============
     $ 28,694,620      $  1,145,393      $  1,610,352      $ 10,344,801      $    609,885      $  1,312,304      $  1,123,260
     ============      ============      ============      ============      ============      ============      ============
     $      16.08      $       9.84      $      10.69      $      15.56      $      13.99      $      13.29      $      11.00
     ============      ============      ============      ============      ============      ============      ============
     $ 45,683,918      $    968,442      $  1,445,602      $  9,572,063      $    544,948      $  1,309,948      $  1,121,712
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                  T. ROWE                            VAN KAMPEN
                                                                   PRICE            VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE          EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY-- CLASS I
                                                              ----------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 16,855,229      $ 11,688,805       $ 10,610,565
  Dividends due and accrued.................................             --                --                 --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (21,745)           (1,149)               (23)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         52,542            38,347             34,968
    Administrative charges..................................          4,379             3,196              2,914
                                                               ------------      ------------       ------------
      Total net assets......................................   $ 16,776,563      $ 11,646,113       $ 10,572,660
                                                               ============      ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 16,776,563      $ 11,646,113       $ 10,572,660
                                                               ============      ============       ============
    Variable accumulation unit value........................   $      14.96      $      25.96       $      18.05
                                                               ============      ============       ============
Identified Cost of Investment...............................   $ 14,917,976      $  9,084,087       $  6,732,604
                                                               ============      ============       ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK-- CLASS A
                                                              ---------------
ASSETS:
  Investment at net asset value.............................   $    928,810
  Dividends due and accrued.................................             --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          3,000
    Administrative charges..................................            250
                                                               ------------
      Total net assets......................................   $    925,560
                                                               ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $    925,560
                                                               ============
    Variable accumulation unit value........................   $      11.70
                                                               ============
Identified Cost of Investment...............................   $    906,673
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (29,025)         (15,517)        (156,149)
  Administrative charges....................................        (2,419)          (1,293)         (13,012)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (31,444)         (16,810)        (169,161)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       433,782          238,171        4,079,445
  Cost of investments sold..................................      (411,453)        (205,724)      (4,222,017)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        22,329           32,447         (142,572)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        88,135           97,269          (46,821)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       110,464          129,716         (189,393)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    79,020      $   112,906      $  (358,554)
                                                               ===========      ===========      ===========

                                                                                                   MAINSTAY VP
                                                                                 MAINSTAY VP        HIGH YIELD
                                                               MAINSTAY VP          GROWTH          CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                              INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --        $        --      $        --
  Mortality and expense risk charges........................      (154,235)            (1,734)        (762,912)
  Administrative charges....................................       (12,853)              (145)         (63,576)
                                                               -----------        -----------      -----------
      Net investment income (loss)..........................      (167,088)            (1,879)        (826,488)
                                                               -----------        -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,248,172                191       18,250,813
  Cost of investments sold..................................    (3,364,422)              (185)     (18,327,474)
                                                               -----------        -----------      -----------
      Net realized gain (loss) on investments...............      (116,250)                 6          (76,661)
  Realized gain distribution received.......................            --                 --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (14,330)           (10,264)       4,274,750
                                                               -----------        -----------      -----------
      Net gain (loss) on investments........................      (130,580)           (10,258)       4,198,089
                                                               -----------        -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  (297,668)       $   (12,137)     $ 3,371,601
                                                               ===========        ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


     MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP                        MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON         CONSERVATIVE      MAINSTAY VP       DEVELOPING       MAINSTAY VP
    APPRECIATION--        CASH           STOCK--         ALLOCATION--     CONVERTIBLE--       GROWTH--      FLOATING RATE--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS     SERVICE CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $        --      $   323,761      $        --        $        --      $        --      $        --       $   115,367
        (661,540)         (91,220)        (380,339)            (3,895)        (105,026)         (14,737)          (23,946)
         (55,128)          (7,602)         (31,695)              (325)          (8,752)          (1,228)           (1,996)
     -----------      -----------      -----------        -----------      -----------      -----------       -----------
        (716,668)         224,939         (412,034)            (4,220)        (113,778)         (15,965)           89,425
     -----------      -----------      -----------        -----------      -----------      -----------       -----------
      13,635,421        3,836,459        7,384,470             29,967        2,450,775          510,778           880,243
     (13,137,205)      (3,836,585)      (7,529,564)           (29,885)      (2,084,640)        (340,689)         (883,785)
     -----------      -----------      -----------        -----------      -----------      -----------       -----------
         498,216             (126)        (145,094)                82          366,135          170,089            (3,542)
              --               --               --                 --               --               --                --
      (1,071,184)             (53)       2,143,996             (8,655)         289,349           22,746           (27,286)
     -----------      -----------      -----------        -----------      -----------      -----------       -----------
        (572,968)            (179)       1,998,902             (8,573)         655,484          192,835           (30,828)
     -----------      -----------      -----------        -----------      -----------      -----------       -----------
     $(1,289,636)     $   224,760      $ 1,586,868        $   (12,793)     $   541,706      $   176,870       $    58,597
     ===========      ===========      ===========        ===========      ===========      ===========       ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP           MODERATE
       GROWTH--         EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--         ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(A)
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --        $        --
         (28,876)         (96,054)         (30,518)         (54,090)         (81,164)         (90,903)            (4,771)
          (2,406)          (8,005)          (2,543)          (4,508)          (6,764)          (7,575)              (398)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         (31,282)        (104,059)         (33,061)         (58,598)         (87,928)         (98,478)            (5,169)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         652,336        1,585,391          630,138        1,339,795        1,553,263        2,396,762              5,369
        (570,512)      (1,268,837)        (799,553)        (842,697)        (942,406)      (1,706,186)            (5,507)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
          81,824          316,554         (169,415)         497,098          610,857          690,576               (138)
              --               --               --               --               --               --                 --
          54,163        1,288,359          169,203          (48,903)         230,453           57,120            (22,219)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         135,987        1,604,913             (212)         448,195          841,310          747,696            (22,357)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
     $   104,705      $ 1,500,854      $   (33,273)     $   389,597      $   753,382      $   649,218        $   (27,526)
     ===========      ===========      ===========      ===========      ===========      ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                MAINSTAY VP
                                                                  MODERATE        MAINSTAY VP      MAINSTAY VP
                                                                   GROWTH           S&P 500         SMALL CAP
                                                                ALLOCATION--        INDEX--          GROWTH--
                                                              SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $        --      $        --      $        --
  Mortality and expense risk charges........................          (5,513)        (714,968)         (33,149)
  Administrative charges....................................            (459)         (59,580)          (2,763)
                                                                 -----------      -----------      -----------
      Net investment income (loss)..........................          (5,972)        (774,548)         (35,912)
                                                                 -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         138,541       14,803,218          773,900
  Cost of investments sold..................................        (138,404)     (11,908,544)        (551,686)
                                                                 -----------      -----------      -----------
      Net realized gain (loss) on investments...............             137        2,894,674          222,214
  Realized gain distribution received.......................              --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         (34,983)         377,386          112,542
                                                                 -----------      -----------      -----------
      Net gain (loss) on investments........................         (34,846)       3,272,060          334,756
                                                                 -----------      -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................     $   (40,818)     $ 2,497,512      $   298,844
                                                                 ===========      ===========      ===========


                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP           FIDELITY(R)         SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   447,375       $    15,598      $   446,675
  Mortality and expense risk charges........................      (156,253)          (54,960)        (245,422)
  Administrative charges....................................       (13,021)           (4,580)         (20,452)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................       278,101           (43,942)         180,801
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,304,926           612,066        4,750,189
  Cost of investments sold..................................    (2,014,249)         (459,110)      (5,090,455)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............       290,677           152,956         (340,266)
  Realized gain distribution received.......................     1,344,132         1,040,031               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (764,364)         (689,136)         659,772
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................       870,445           503,851          319,506
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting from
          operations........................................   $ 1,148,546       $   459,909      $   500,307
                                                               ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             COLUMBIA
                                           ALGER                            SMALL CAP
     MAINSTAY VP                          AMERICAN                          VALUE FUND       DREYFUS IP       FIDELITY(R)
        TOTAL         MAINSTAY VP          SMALL            CALVERT          VARIABLE        TECHNOLOGY           VIP
       RETURN--         VALUE--       CAPITALIZATION--       SOCIAL          SERIES--         GROWTH--      CONTRAFUND(R)--
    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES       BALANCED         CLASS B       INITIAL SHARES    INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $        --      $        --       $        --       $        --      $        --      $        --       $   300,266
        (499,867)        (271,932)          (66,884)          (14,966)         (10,256)          (7,265)         (349,091)
         (41,655)         (22,661)           (5,574)           (1,247)            (855)            (605)          (29,091)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
        (541,522)        (294,593)          (72,458)          (16,213)         (11,111)          (7,870)          (77,916)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
       8,578,078        4,594,895         1,301,700           342,176          276,532          408,600         4,300,192
      (7,815,993)      (3,738,557)       (1,355,446)         (365,412)        (241,032)        (395,621)       (3,166,998)
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
         762,085          856,338           (53,746)          (23,236)          35,500           12,979         1,133,194
              --               --                --                --               --               --           530,959
         657,387        1,952,194         1,025,234            32,461           54,394          (33,413)          364,261
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
       1,419,472        2,808,532           971,488             9,225           89,894          (20,434)        2,028,414
     -----------      -----------       -----------       -----------      -----------      -----------       -----------
     $   877,950      $ 2,513,939       $   899,030       $    (6,988)     $    78,783      $   (28,304)      $ 1,950,498
     ===========      ===========       ===========       ===========      ===========      ===========       ===========


     JANUS ASPEN
        SERIES                                                            NEUBERGER
      WORLDWIDE          MFS(R)           MFS(R)           MFS(R)         BERMAN AMT
       GROWTH--        INVESTORS         RESEARCH        UTILITIES         MID-CAP           ROYCE            ROYCE
    INSTITUTIONAL    TRUST SERIES--      SERIES--         SERIES--         GROWTH--        MICRO-CAP        SMALL-CAP
        SHARES       INITIAL CLASS    INITIAL CLASS    SERVICE CLASS       CLASS S         PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------------
     $   332,660      $     6,242      $     8,709      $   202,352      $        --      $        --      $        --
        (185,427)          (7,580)         (10,662)         (60,972)          (3,615)          (4,870)          (5,826)
         (15,452)            (632)            (888)          (5,081)            (301)            (406)            (485)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         131,781           (1,970)          (2,841)         136,299           (3,916)          (5,276)          (6,311)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
       4,029,290          233,945          307,937        1,389,969          121,133          366,764          145,766
      (7,231,039)        (233,815)        (339,536)      (1,123,224)         (91,847)        (326,700)        (140,179)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
      (3,201,749)             130          (31,599)         266,745           29,286           40,064            5,587
              --               --               --          412,402               --               --               --
       3,320,121            5,550           19,601          (85,554)           1,796           (6,999)            (214)
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
         118,372            5,680          (11,998)         593,593           31,082           33,065            5,373
     -----------      -----------      -----------      -----------      -----------      -----------      -----------
     $   250,153      $     3,710      $   (14,839)     $   729,892      $    27,166      $    27,789      $      (938)
     ===========      ===========      ===========      ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                                                     VAN KAMPEN
                                                               T. ROWE PRICE        VAN ECK             UIF
                                                                  EQUITY           WORLDWIDE          EMERGING
                                                                  INCOME             HARD             MARKETS
                                                                 PORTFOLIO          ASSETS        EQUITY-- CLASS I
                                                              ----------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    128,923      $      6,208       $         --
  Mortality and expense risk charges........................       (104,249)          (63,966)           (66,015)
  Administrative charges....................................         (8,687)           (5,330)            (5,501)
                                                               ------------      ------------       ------------
      Net investment income (loss)..........................         15,987           (63,088)           (71,516)
                                                               ------------      ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,838,069           778,642            846,272
  Cost of investments sold..................................     (1,562,296)         (309,844)          (376,571)
                                                               ------------      ------------       ------------
      Net realized gain (loss) on investments...............        275,773           468,798            469,701
  Realized gain distribution received.......................         70,247           528,303                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        386,659           270,340            219,197
                                                               ------------      ------------       ------------
      Net gain (loss) on investments........................        732,679         1,267,441            688,898
                                                               ------------      ------------       ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    748,666      $  1,204,353       $    617,382
                                                               ============      ============       ============

                                                                  VICTORY
                                                                    VIF
                                                                DIVERSIFIED
                                                              STOCK-- CLASS A
                                                              ---------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      2,046
  Mortality and expense risk charges........................         (5,472)
  Administrative charges....................................           (456)
                                                               ------------
      Net investment income (loss)..........................         (3,882)
                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        136,811
  Cost of investments sold..................................       (122,542)
                                                               ------------
      Net realized gain (loss) on investments...............         14,269
  Realized gain distribution received.......................         27,920
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (37,012)
                                                               ------------
      Net gain (loss) on investments........................          5,177
                                                               ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $      1,295
                                                               ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                             MAINSTAY VP                   MAINSTAY VP
                                                             BALANCED--                   BASIC VALUE--
                                                            SERVICE CLASS                 INITIAL CLASS
                                                     ---------------------------   ---------------------------
                                                         2006         2005(A)          2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (31,444)  $      9,111   $    (16,810)  $    (13,966)
    Net realized gain (loss) on investments........        22,329          6,211         32,447         55,448
    Realized gain distribution received............            --         15,199             --         26,621
    Change in unrealized appreciation
      (depreciation) on investments................        88,135         36,418         97,269         31,185
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        79,020         66,939        112,906         99,288
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       158,650        240,945          7,653         47,917
    Policyowners' surrenders.......................      (185,930)       (75,730)      (134,962)      (569,749)
    Policyowners' annuity and death benefits.......       (12,977)            --         (1,615)      (110,806)
    Net transfers from (to) Fixed Account..........         8,372         89,090          2,468        (16,272)
    Transfers between Investment Divisions.........     1,249,324      3,700,234        (56,797)      (337,699)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........     1,217,439      3,954,539       (183,253)      (986,609)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (660)           (23)          (564)           212
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,295,799      4,021,455        (70,911)      (887,109)
NET ASSETS:
    Beginning of period............................     4,021,455             --      2,580,983      3,468,092
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  5,317,254   $  4,021,455   $  2,510,072   $  2,580,983
                                                     ============   ============   ============   ============

                                                      MAINSTAY VP
                                                     CONSERVATIVE                           MAINSTAY VP
                                                     ALLOCATION--                          CONVERTIBLE--
                                                     SERVICE CLASS                         INITIAL CLASS
                                                     -------------                  ---------------------------
                                                        2006(D)                         2006           2005
                                                     ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (4,220)                  $   (113,778)  $     28,167
    Net realized gain (loss) on investments........            82                        366,135       (163,182)
    Realized gain distribution received............            --                             --             --
    Change in unrealized appreciation
      (depreciation) on investments................        (8,655)                       289,349      1,016,444
                                                     ------------                   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       (12,793)                       541,706        881,429
                                                     ------------                   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       146,790                        187,961        210,684
    Policyowners' surrenders.......................        (7,024)                    (1,933,036)    (2,439,147)
    Policyowners' annuity and death benefits.......            --                       (105,109)      (325,903)
    Net transfers from (to) Fixed Account..........         7,111                        (21,334)      (178,760)
    Transfers between Investment Divisions.........     1,348,155                       (161,211)    (1,353,377)
                                                     ------------                   ------------   ------------
      Net contributions and (withdrawals)..........     1,495,032                     (2,032,729)    (4,086,503)
                                                     ------------                   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....             1                         (4,180)          (802)
                                                     ------------                   ------------   ------------
        Increase (decrease) in net assets..........     1,482,240                     (1,495,203)    (3,205,876)
NET ASSETS:
    Beginning of period............................            --                     17,836,603     21,042,479
                                                     ------------                   ------------   ------------
    End of period..................................  $  1,482,240                   $ 16,341,400   $ 17,836,603
                                                     ============                   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (169,161)  $    508,823   $   (716,668)  $ (1,584,092)  $    224,939   $    285,143   $   (412,034)  $   (244,144)
        (142,572)       155,988        498,216      2,475,111           (126)          (715)      (145,094)    (1,324,360)
              --             --             --             --             --             --             --        766,158
         (46,821)      (408,736)    (1,071,184)     6,657,252            (53)         1,064      2,143,996      4,793,285
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (358,554)       256,075     (1,289,636)     7,548,271        224,760        285,492      1,586,868      3,990,939
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         207,377        315,835        766,953      1,352,305        618,298      1,533,707        256,979      1,007,333
      (2,094,020)    (3,798,696)    (7,660,249)   (16,081,795)    (2,641,274)    (5,526,972)    (4,072,551)    (7,942,217)
        (879,936)      (442,306)      (742,858)    (2,128,366)      (533,150)      (459,090)      (383,898)    (1,460,559)
        (127,282)      (501,930)      (234,566)    (1,272,500)       (60,508)      (858,437)      (130,620)      (551,654)
        (660,545)      (552,511)    (5,001,523)   (13,078,311)     2,875,577      2,333,253     (2,534,934)    (4,023,436)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,554,406)    (4,979,608)   (12,872,243)   (31,208,667)       258,943     (2,977,539)    (6,865,024)   (12,970,533)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             635         (1,360)       (14,112)        10,214           (799)        (1,343)       (12,242)         4,959
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,912,325)    (4,724,893)   (14,175,991)   (23,650,182)       482,904     (2,693,390)    (5,290,398)    (8,974,635)
      27,929,884     32,654,777    115,792,788    139,442,970     16,122,355     18,815,745     64,667,671     73,642,306
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 24,017,559   $ 27,929,884   $101,616,797   $115,792,788   $ 16,605,259   $ 16,122,355   $ 59,377,273   $ 64,667,671
    ============   ============   ============   ============   ============   ============   ============   ============

            MainStay VP                                                                        MAINSTAY VP
            DEVELOPING                    MAINSTAY VP                   MAINSTAY VP              GROWTH
             GROWTH--                   FLOATING RATE--                GOVERNMENT--           ALLOCATION--
           INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS          SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006         2005(b)          2006           2005          2006(d)
    ----------------------------------------------------------------------------------------------------------------------
    $    (15,965)  $    (25,923)  $     89,425   $     31,733   $   (167,088)  $    469,108   $     (1,879)
         170,089         93,621         (3,542)         1,569       (116,250)        13,703              6
              --             --             --             --             --             --             --
          22,746        127,020        (27,286)        (7,040)       (14,330)      (155,745)       (10,264)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         176,870        194,718         58,597         26,262       (297,668)       327,066        (12,137)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           9,852         32,471        316,909        768,553        147,223        318,234         35,242
        (125,636)      (153,093)      (627,553)       (25,937)    (1,380,695)    (4,884,563)            --
              --             --             --             --       (454,476)    (1,199,993)            --
          (8,252)       (18,225)       174,937        (86,385)      (182,834)      (276,472)        32,725
         145,409          1,686      2,630,930      2,197,942     (1,029,476)      (792,964)       791,831
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          21,373       (137,161)     2,495,223      2,854,173     (2,900,258)    (6,835,758)       859,798
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,190)            99           (187)           (59)           449         (1,731)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         197,053         57,656      2,553,633      2,880,376     (3,197,477)    (6,510,423)       847,661
       2,154,937      2,097,281      2,880,376             --     27,257,787     33,768,210             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,351,990   $  2,154,937   $  5,434,009   $  2,880,376   $ 24,060,310   $ 27,257,787   $    847,661
    ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                             MainStay VP
                                                             High Yield                    MainStay VP
                                                          Corporate Bond--              Income & Growth--
                                                            Initial Class                 Initial Class
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (826,488)  $  6,015,087   $    (31,282)  $    (11,652)
    Net realized gain (loss) on investments........       (76,661)    (3,271,921)        81,824       (124,993)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on
      investments..................................     4,274,750       (679,967)        54,163        309,800
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     3,371,601      2,063,199        104,705        173,155
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............     1,296,144      2,178,452         11,510        129,633
    Policyowners' surrenders.......................   (12,965,713)   (20,360,523)      (150,976)    (1,260,320)
    Policyowners' annuity and death benefits.......    (1,313,693)    (3,161,031)      (169,442)       (53,998)
    Net transfers from (to) Fixed Account..........      (721,898)    (2,221,380)       (46,339)       (23,031)
    Transfers between Investment Divisions.........    (3,071,570)    (1,390,500)      (168,026)       720,208
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........   (16,776,730)   (24,954,982)      (523,273)      (487,508)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (10,919)        (3,062)          (917)           664
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........   (13,416,048)   (22,894,845)      (419,485)      (313,689)
NET ASSETS:
    Beginning of period............................   134,047,167    156,942,012      4,995,647      5,309,336
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $120,631,119   $134,047,167   $  4,576,162   $  4,995,647
                                                     ============   ============   ============   ============

                                                                                                    MAINSTAY VP
                                                             MAINSTAY VP            MAINSTAY VP      MODERATE
                                                               MID CAP               MODERATE         GROWTH
                                                               VALUE--             ALLOCATION--    ALLOCATION--
                                                            INITIAL CLASS          SERVICE CLASS   SERVICE CLASS
                                                     ---------------------------   -------------   -------------
                                                         2006           2005          2006(d)         2006(d)
                                                     -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (98,478)  $    (76,135)  $     (5,169)   $     (5,972)
    Net realized gain (loss) on investments........       690,576        407,592           (138)            137
    Realized gain distribution received............            --        699,273             --              --
    Change in unrealized appreciation
      (depreciation) on investments................        57,120       (364,553)       (22,219)        (34,983)
                                                     ------------   ------------   ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations..................       649,218        666,177        (27,526)        (40,818)
                                                     ------------   ------------   ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       170,213        507,079        148,480         178,292
    Policyowners' surrenders.......................    (1,366,606)    (2,347,709)        (7,030)           (158)
    Policyowners' annuity and death benefits.......      (190,884)      (136,830)            --              --
    Net transfers from (to) Fixed Account..........       (24,778)      (107,683)        33,990          50,887
    Transfers between Investment Divisions.........      (429,735)     3,995,687      1,884,660       1,745,423
                                                     ------------   ------------   ------------    ------------
      Net contributions and (withdrawals)..........    (1,841,790)     1,910,544      2,060,100       1,974,444
                                                     ------------   ------------   ------------    ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (3,953)         1,055              4              13
                                                     ------------   ------------   ------------    ------------
        Increase (decrease) in net assets..........    (1,196,525)     2,577,776      2,032,578       1,933,639
NET ASSETS:
    Beginning of period............................    15,359,886     12,782,110             --              --
                                                     ------------   ------------   ------------    ------------
    End of period..................................  $ 14,163,361   $ 15,359,886   $  2,032,578    $  1,933,639
                                                     ============   ============   ============    ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                                                        MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
      INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (104,059)  $     58,556   $    (33,061)  $    (67,655)  $    (58,598)  $    (49,019)  $    (87,928)  $   (142,028)
         316,554        423,379       (169,415)      (845,605)       497,098        322,115        610,857        527,000
              --        592,752             --             --             --        810,172             --          5,731
       1,288,359       (152,333)       169,203        992,064        (48,903)       (59,964)       230,453      1,223,954
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,500,854        922,354        (33,273)        78,804        389,597      1,023,304        753,382      1,614,657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         249,642        315,532        114,544        117,252        161,910        198,340        181,920        280,673
      (1,283,131)    (1,917,038)      (332,096)      (568,468)      (899,287)      (830,840)    (1,036,071)    (1,175,170)
        (115,265)      (151,598)        (7,009)      (114,560)      (148,771)       (17,114)       (19,110)       (41,883)
           8,045       (117,689)       (26,516)       (26,392)         1,753         21,845          5,314         (4,823)
         969,292      2,999,224        111,308       (889,875)       446,573      2,535,829        618,430      2,634,599
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (171,417)     1,128,431       (139,769)    (1,482,043)      (437,822)     1,908,060       (249,517)     1,693,396
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,862)           214           (898)         1,103         (2,738)          (841)        (6,180)          (726)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,323,575      2,050,999       (173,940)    (1,402,136)       (50,963)     2,930,523        497,685      3,307,327
      14,883,277     12,832,278      5,043,380      6,445,516      8,693,304      5,762,781     12,739,862      9,432,535
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 16,206,852   $ 14,883,277   $  4,869,440   $  5,043,380   $  8,642,341   $  8,693,304   $ 13,237,547   $ 12,739,862
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP
              S&P 500                     MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              INDEX--                      SMALL CAP                  TOTAL RETURN--                    VALUE--
           INITIAL CLASS             GROWTH--INITIAL CLASS             INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (774,548)  $   (259,026)  $    (35,912)  $    (70,462)  $   (541,522)  $    102,128   $   (294,593)  $    (80,920)
       2,894,674      4,255,045        222,214        355,930        762,085      1,834,860        856,338       (336,989)
              --             --             --         91,861             --             --             --             --
         377,386        (19,649)       112,542       (262,627)       657,387      2,386,177      1,952,194      2,626,544
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,497,512      3,976,370        298,844        114,702        877,950      4,323,165      2,513,939      2,208,635
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         856,127      1,796,640        102,822        143,017        729,323      1,070,157        487,813        710,743
      (8,968,679)   (16,315,733)      (287,009)      (452,302)    (5,264,074)   (13,268,043)    (2,904,553)    (5,768,430)
      (1,303,285)    (2,606,603)       (18,808)        (3,082)      (882,009)    (1,563,121)      (394,175)      (861,795)
        (198,474)    (1,674,324)        24,235        (77,882)      (305,895)      (970,764)      (123,990)      (163,333)
      (4,408,959)    (5,839,332)      (259,718)      (175,010)    (1,990,688)    (6,242,144)    (1,233,369)    (1,922,812)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (14,023,270)   (24,639,352)      (438,478)      (565,259)    (7,713,343)   (20,973,915)    (4,168,274)    (8,005,627)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (19,375)        13,089         (2,356)         1,354        (10,509)         2,622        (11,266)         2,463
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (11,545,133)   (20,649,893)      (141,990)      (449,203)    (6,845,902)   (16,648,128)    (1,665,601)    (5,794,529)
     122,732,786    143,382,679      5,324,165      5,773,368     85,368,960    102,017,088     45,425,430     51,219,959
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $111,187,653   $122,732,786   $  5,182,175   $  5,324,165   $ 78,523,058   $ 85,368,960   $ 43,759,829   $ 45,425,430
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                           ALGER AMERICAN                    CALVERT
                                                       SMALL CAPITALIZATION--                SOCIAL
                                                           CLASS O SHARES                   BALANCED
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (72,458)  $   (124,507)  $    (16,213)  $     10,452
    Net realized gain (loss) on investments........       (53,746)      (512,350)       (23,236)      (151,552)
    Realized gain distribution received............            --             --             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     1,025,234      2,021,065         32,461        246,745
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       899,030      1,384,208         (6,988)       105,645
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       133,145        154,019          3,820         23,393
    Policyowners' surrenders.......................      (817,160)    (1,172,865)      (130,374)      (320,627)
    Policyowners' annuity and death benefits.......       (97,438)       (48,943)       (50,782)       (20,501)
    Net transfers from (to) Fixed Account..........       (34,206)      (254,223)         2,795        (91,677)
    Transfers between Investment Divisions.........       690,791        149,925        (79,044)      (308,122)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........      (124,868)    (1,172,087)      (253,585)      (717,534)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (5,528)        (1,004)          (178)            35
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........       768,634        211,117       (260,751)      (611,854)
NET ASSETS:
    Beginning of period............................    10,101,255      9,890,138      2,591,864      3,203,718
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 10,869,889   $ 10,101,255   $  2,331,113   $  2,591,864
                                                     ============   ============   ============   ============


                                                           FIDELITY(R) VIP                 JANUS ASPEN
                                                              MID CAP--                 SERIES BALANCED--
                                                           SERVICE CLASS 2            INSTITUTIONAL SHARES
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (43,942)  $    (85,816)  $    180,801   $    406,470
    Net realized gain (loss) on investments........       152,956        231,474       (340,266)      (782,123)
    Realized gain distribution received............     1,040,031         86,773             --             --
    Change in unrealized appreciation
      (depreciation) on investments................      (689,136)       881,907        659,772      3,038,799
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       459,909      1,114,338        500,307      2,663,146
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............       211,621        303,767        510,967        553,252
    Policyowners' surrenders.......................      (339,412)      (873,560)    (2,930,700)    (5,177,951)
    Policyowners' annuity and death benefits.......            --        (17,729)      (376,277)      (735,301)
    Net transfers from (to) Fixed Account..........        71,611         56,957        (52,345)      (273,109)
    Transfers between Investment Divisions.........       957,658      3,232,083     (1,401,826)    (3,933,348)
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       901,478      2,701,518     (4,250,181)    (9,566,457)
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (3,438)        (1,556)        (5,552)          (946)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,357,949      3,814,300     (3,755,426)    (6,904,257)
NET ASSETS:
    Beginning of period............................     8,083,124      4,268,824     42,249,398     49,153,655
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $  9,441,073   $  8,083,124   $ 38,493,972   $ 42,249,398
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

        COLUMBIA SMALL CAP                DREYFUS IP                    FIDELITY(R)
            VALUE FUND,                   TECHNOLOGY                        VIP                     FIDELITY(R) VIP
         VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                   INITIAL SHARES                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (11,111)  $     (7,763)  $     (7,870)  $    (17,200)  $    (77,916)  $   (535,034)  $    278,101   $     95,565
          35,500          1,066         12,979        (18,147)     1,133,194      1,627,310        290,677        (84,903)
              --          1,618             --             --        530,959          9,796      1,344,132        954,558
          54,394         60,477        (33,413)        42,188        364,261      6,672,099       (764,364)       163,871
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          78,783         55,398        (28,304)         6,841      1,950,498      7,774,171      1,148,546      1,129,091
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          86,232        105,661         13,430         40,086        713,650        733,594        278,592        424,700
        (120,925)       (14,841)      (158,813)      (160,512)    (3,994,424)    (6,299,906)    (1,485,710)    (3,394,617)
              --         (3,285)        (3,200)            --       (449,727)      (847,062)      (292,424)      (286,661)
          12,188          9,846            734         (7,349)        23,265       (113,626)       (60,502)      (161,952)
         802,714        835,008       (157,377)      (305,495)       951,121      3,070,462       (253,916)     1,135,798
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         780,209        932,389       (305,226)      (433,270)    (2,756,115)    (3,456,538)    (1,813,960)    (2,282,732)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (540)           (71)          (185)           351        (17,379)        (8,263)        (5,841)         1,759
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         858,452        987,716       (333,715)      (426,078)      (822,996)     4,309,370       (671,255)    (1,151,882)
       1,127,437        139,721      1,281,171      1,707,249     56,939,212     52,629,842     25,987,957     27,139,839
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,985,889   $  1,127,437   $    947,456   $  1,281,171   $ 56,116,216   $ 56,939,212   $ 25,316,702   $ 25,987,957
    ============   ============   ============   ============   ============   ============   ============   ============


            JANUS ASPEN
         SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)                        MFS(R)
             GROWTH--                   TRUST SERIES--               RESEARCH SERIES--            UTILITIES SERIES--
       INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    131,781   $     10,499   $     (1,970)  $    (10,036)  $     (2,841)  $    (16,071)  $    136,299   $    (53,286)
      (3,201,749)    (5,737,497)           130        (51,964)       (31,599)      (237,164)       266,745        157,950
              --             --             --             --             --             --        412,402             --
       3,320,121      6,970,982          5,550        135,368         19,601        380,685        (85,554)       718,092
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         250,153      1,243,984          3,710         73,368        (14,839)       127,450        729,892        822,756
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         257,411        362,184         11,156         17,966          7,396         21,995        275,189        651,436
      (1,958,290)    (4,090,986)      (107,809)      (158,692)      (152,233)      (243,297)      (668,479)    (1,086,892)
        (299,967)      (376,009)            --        (10,765)       (10,279)       (46,756)       (62,924)       (35,555)
        (119,451)      (389,288)       (14,626)       (41,189)         3,811        (41,185)         5,686        207,835
      (1,542,032)    (5,155,604)       (68,913)           254       (109,442)        67,328        530,893      7,185,256
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,662,329)    (9,649,703)      (180,192)      (192,426)      (260,747)      (241,915)        80,365      6,922,080
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (4,148)         3,367           (148)           (27)          (240)           (23)        (3,142)        (1,045)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,416,324)    (8,402,352)      (176,630)      (119,085)      (275,826)      (114,488)       807,115      7,743,791
      32,110,944     40,513,296      1,322,023      1,441,108      1,886,178      2,000,666      9,537,686      1,793,895
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 28,694,620   $ 32,110,944   $  1,145,393   $  1,322,023   $  1,610,352   $  1,886,178   $ 10,344,801   $  9,537,686
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                          Neuberger Berman                    Royce
                                                             AMT Mid-Cap                    Micro-Cap
                                                           Growth--Class S                  Portfolio
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006         2005(b)
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $     (3,916)  $     (4,643)  $     (5,276)  $        391
    Net realized gain (loss) on investments........        29,286         11,921         40,064            737
    Realized gain distribution received............            --             --             --          3,688
    Change in unrealized appreciation
      (depreciation) on
      investments..................................         1,796         45,702         (6,999)        10,977
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................        27,166         52,980         27,789         15,793
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............         8,663         19,269         59,308          2,660
    Policyowners' surrenders.......................       (14,317)       (17,280)       (20,581)            --
    Policyowners' annuity and death benefits.......            --         (2,246)            --             --
    Net transfers from (to) Fixed Account..........           279            781         19,519          5,477
    Transfers between Investment Divisions.........        63,070        261,879        914,346        288,171
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........        57,695        262,403        972,592        296,308
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....          (223)           (40)          (164)           (14)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........        84,638        315,343      1,000,217        312,087
NET ASSETS:
    Beginning of period............................       525,247        209,904        312,087             --
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $    609,885   $    525,247   $  1,312,304   $    312,087
                                                     ============   ============   ============   ============


                                                             VAN KAMPEN                      VICTORY
                                                                 UIF                           VIF
                                                          EMERGING MARKETS             DIVERSIFIED STOCK--
                                                           EQUITY--CLASS I               CLASS A SHARES
                                                     ---------------------------   ---------------------------
                                                         2006           2005           2006           2005
                                                     ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (71,516)  $    (63,521)  $     (3,882)  $     (7,115)
    Net realized gain (loss) on investments........       469,701         36,187         14,269         17,028
    Realized gain distribution received............            --             --         27,920             --
    Change in unrealized appreciation
      (depreciation) on investments................       219,197      2,108,391        (37,012)        49,797
                                                     ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................       617,382      2,081,057          1,295         59,710
                                                     ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        92,832        155,231         17,692         38,495
    Policyowners' surrenders.......................      (466,008)      (743,308)       (84,079)       (49,615)
    Policyowners' annuity and death benefits.......       (92,274)       (85,705)            --         (1,177)
    Net transfers from (to) Fixed Account..........       113,541        (27,916)         2,894          2,773
    Transfers between Investment Divisions.........     1,178,966      1,765,268        249,850        454,726
                                                     ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)..........       827,057      1,063,570        186,357        445,202
                                                     ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (5,271)        (2,593)          (130)           (74)
                                                     ------------   ------------   ------------   ------------
        Increase (decrease) in net assets..........     1,439,168      3,142,034        187,522        504,838
NET ASSETS:
    Beginning of period............................     9,133,492      5,991,458        738,038        233,200
                                                     ------------   ------------   ------------   ------------
    End of period..................................  $ 10,572,660   $  9,133,492   $    925,560   $    738,038
                                                     ============   ============   ============   ============

(a) For the period May 2, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period June 3, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

               ROYCE                     T. ROWE PRICE                    VAN ECK
             SMALL-CAP                   EQUITY INCOME                   WORLDWIDE
             PORTFOLIO                     PORTFOLIO                    HARD ASSETS
    ---------------------------   ---------------------------   ---------------------------
        2006         2005(c)          2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $     (6,311)  $     (2,207)  $     15,987   $     47,937   $    (63,088)  $    (51,346)
           5,587            307        275,773        249,828        468,798        299,365
              --          5,306         70,247        800,310        528,303             --
            (214)         5,450        386,659       (668,397)       270,340      1,765,111
    ------------   ------------   ------------   ------------   ------------   ------------
            (938)         8,856        748,666        429,678      1,204,353      2,013,130
    ------------   ------------   ------------   ------------   ------------   ------------
          54,080          9,732        237,530        377,281        478,623        141,400
         (82,017)        (8,993)    (1,659,943)    (1,956,308)      (499,379)      (589,019)
              --             --        (53,765)      (142,688)       (10,466)       (36,397)
           7,622          1,770         47,202        120,480        105,464         52,859
         616,390        516,917        446,392      2,215,713      2,399,999      4,003,088
    ------------   ------------   ------------   ------------   ------------   ------------
         596,075        519,426       (982,584)       614,478      2,474,241      3,571,931
    ------------   ------------   ------------   ------------   ------------   ------------
            (158)            (1)        (3,611)         1,500         (8,137)        (3,684)
    ------------   ------------   ------------   ------------   ------------   ------------
         594,979        528,281       (237,529)     1,045,656      3,670,457      5,581,377
         528,281             --     17,014,092     15,968,436      7,975,656      2,394,279
    ------------   ------------   ------------   ------------   ------------   ------------
    $  1,123,260   $    528,281   $ 16,776,563   $ 17,014,092   $ 11,646,113   $  7,975,656
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                BALANCED--       BASIC VALUE--        BOND--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  7,065,177      $  4,203,309      $ 25,575,572
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          3,248              (950)           (4,539)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         20,180            13,079            77,987
    Administrative charges..................................          1,682             1,090             6,499
                                                               ------------      ------------      ------------
      Total net assets......................................   $  7,046,563      $  4,188,190      $ 25,486,547
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  7,046,563      $  4,188,190      $ 25,486,547
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      10.69      $      12.69      $      16.88
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  6,884,533      $  3,522,276      $ 26,556,092
                                                               ============      ============      ============

                                                                                                    MAINSTAY VP
                                                                                  MAINSTAY VP       HIGH YIELD
                                                                MAINSTAY VP         GROWTH           CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                               INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 23,145,349      $  1,282,001      $ 97,934,118
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         74,949                --            79,376
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         70,944             2,907           302,855
    Administrative charges..................................          5,912               242            25,238
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 23,143,442      $  1,278,852      $ 97,685,401
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 23,143,442      $  1,278,852      $ 97,685,401
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      17.18      $       9.93      $      24.03
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 24,312,196      $  1,303,435      $ 89,072,492
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING
    APPRECIATION--         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     SERVICE CLASS    INITIAL CLASS--    INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $135,838,760      $ 21,275,620      $ 76,666,821      $  1,222,013      $ 16,316,014      $  3,266,464      $  4,248,451
               --            83,126                --                --                --                --            22,036
          (43,034)         (162,386)          (32,348)               --            (2,242)             (441)     $     13,929
          424,814            58,563           238,782             2,564            50,658            10,136            11,001
           35,401             4,880            19,898               214             4,221               845               917
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $135,335,511      $ 21,132,917      $ 76,375,793      $  1,219,235      $ 16,258,893      $  3,255,042      $  4,272,498
     ============      ============      ============      ============      ============      ============      ============
     $135,335,511      $ 21,132,917      $ 76,375,793      $  1,219,235      $ 16,258,893      $  3,255,042      $  4,272,498
     ============      ============      ============      ============      ============      ============      ============
     $      22.53      $       1.37      $      27.96      $       9.87      $      19.11      $      11.49      $      10.27
     ============      ============      ============      ============      ============      ============      ============
     $166,021,412      $ 21,275,816      $ 83,711,102      $  1,227,033      $ 13,887,891      $  2,577,111      $  4,277,687
     ============      ============      ============      ============      ============      ============      ============


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $  5,548,214      $ 18,651,335      $  7,126,354      $ 10,126,539      $ 16,409,504      $ 17,113,094      $  2,953,344
               --                --                --                --                --                --                --
            1,197             4,022               228            (4,895)              332            (6,937)              150
           17,513            57,713            21,755            31,507            51,445            53,202             6,634
            1,459             4,809             1,813             2,626             4,287             4,433               553
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $  5,530,439      $ 18,592,835      $  7,103,014      $ 10,087,511      $ 16,354,104      $ 17,048,522      $  2,946,307
     ============      ============      ============      ============      ============      ============      ============
     $  5,530,439      $ 18,592,835      $  7,103,014      $ 10,087,511      $ 16,354,104      $ 17,048,522      $  2,946,307
     ============      ============      ============      ============      ============      ============      ============
     $      12.13      $      20.70      $      12.63      $      15.77      $      14.62      $      13.26      $       9.94
     ============      ============      ============      ============      ============      ============      ============
     $  4,909,756      $ 15,202,908      $  7,592,508      $  8,926,730      $ 12,419,993      $ 14,694,193      $  2,980,336
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                MAINSTAY VP
                                                                 MODERATE         MAINSTAY VP       MAINSTAY VP
                                                                  GROWTH            S&P 500          SMALL CAP
                                                               ALLOCATION--         INDEX--          GROWTH--
                                                               SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  4,237,480      $148,063,415      $  6,884,780
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................             --          (101,664)            7,363
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          8,426           458,420            21,328
    Administrative charges..................................            702            38,202             1,777
                                                               ------------      ------------      ------------
      Total net assets......................................   $  4,228,352      $147,465,129      $  6,869,038
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $  4,228,352      $147,465,129      $  6,869,038
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      10.05      $      29.92      $      11.43
                                                               ============      ============      ============
Identified Cost of Investment...............................   $  4,274,288      $141,598,937      $  5,820,824
                                                               ============      ============      ============

                                                                FIDELITY(R)                         JANUS ASPEN
                                                                    VIP           FIDELITY(R)         SERIES
                                                                  EQUITY-             VIP           BALANCED--
                                                                 INCOME--          MID CAP--       INSTITUTIONAL
                                                               INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 31,219,953      $ 14,328,454      $ 65,233,763
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................          1,902             1,595            (9,894)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         97,370            44,045           200,082
    Administrative charges..................................          8,114             3,670            16,673
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 31,116,371      $ 14,282,334      $ 65,007,114
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 31,116,371      $ 14,282,334      $ 65,007,114
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      19.48      $      17.36      $      22.12
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 29,269,907      $ 13,301,323      $ 63,084,836
                                                               ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                COLUMBIA
                                             ALGER                              SMALL CAP
      MAINSTAY VP                           AMERICAN                           VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL          MAINSTAY VP          SMALL             CALVERT          VARIABLE         TECHNOLOGY            VIP
       RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES       BALANCED           CLASS B       INITIAL SHARES     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $ 89,447,083      $ 53,777,567       $ 15,360,399      $  5,196,073      $  2,440,719      $  2,059,018      $ 85,606,070
               --                --                 --                --                --                --                --
          (44,086)          (29,435)               451             1,222                99               966               (50)
          279,058           167,798             47,790            15,682             7,297             6,147           267,430
           23,255            13,983              3,983             1,307               608               512            22,286
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $ 89,100,684      $ 53,566,351       $ 15,309,077      $  5,180,306      $  2,432,913      $  2,053,325      $ 85,316,304
     ============      ============       ============      ============      ============      ============      ============
     $ 89,100,684      $ 53,566,351       $ 15,309,077      $  5,180,306      $  2,432,913      $  2,053,325      $ 85,316,304
     ============      ============       ============      ============      ============      ============      ============
     $      22.95      $      22.75       $      12.59      $      19.35      $      11.94      $       8.51      $      24.66
     ============      ============       ============      ============      ============      ============      ============
     $ 94,308,599      $ 45,175,701       $ 13,727,100      $  4,906,538      $  2,246,733      $  2,052,687      $ 65,574,052
     ============      ============       ============      ============      ============      ============      ============

      JANUS ASPEN
        SERIES                                                                 NEUBERGER
       WORLDWIDE          MFS(R)            MFS(R)            MFS(R)            BERMAN
       GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP          ROYCE             ROYCE
     INSTITUTIONAL    TRUST SERIES--       SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
     $ 41,837,586      $  1,826,519      $  2,343,994      $ 15,103,946      $    872,090      $  1,783,769      $  1,343,878
               --                --                --                --                --                --                --
           (6,968)              365                93             2,408                --            16,669             1,948
          128,732             5,595             7,271            47,149             2,486             4,628             3,441
           10,728               466               606             3,929               207               386               287
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $ 41,691,158      $  1,820,823      $  2,336,210      $ 15,055,276      $    869,397      $  1,795,424      $  1,342,098
     ============      ============      ============      ============      ============      ============      ============
     $ 41,691,158      $  1,820,823      $  2,336,210      $ 15,055,276      $    869,397      $  1,795,424      $  1,342,098
     ============      ============      ============      ============      ============      ============      ============
     $      16.12      $      10.11      $      10.55      $      15.97      $      13.34      $      13.32      $      11.68
     ============      ============      ============      ============      ============      ============      ============
     $ 64,558,060      $  1,690,165      $  2,151,893      $ 13,843,063      $    789,895      $  1,771,484      $  1,323,043
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                                    VAN KAMPEN
                                                                                                        UIF
                                                               T. ROWE PRICE        VAN ECK          EMERGING
                                                                  EQUITY           WORLDWIDE          MARKETS
                                                                  INCOME             HARD            EQUITY--
                                                                 PORTFOLIO          ASSETS            CLASS I
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 23,483,232      $ 15,310,563      $ 13,852,019
  Dividends due and accrued.................................             --                --                --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................         19,063            12,848            50,936
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         72,056            49,993            45,112
    Administrative charges..................................          6,005             4,166             3,759
                                                               ------------      ------------      ------------
      Total net assets......................................   $ 23,424,234      $ 15,269,252      $ 13,854,084
                                                               ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $ 23,424,234      $ 15,269,252      $ 13,854,084
                                                               ============      ============      ============
    Variable accumulation unit value........................   $      15.08      $      26.36      $      18.18
                                                               ============      ============      ============
Identified Cost of Investment...............................   $ 21,044,414      $ 11,781,589      $  9,000,772
                                                               ============      ============      ============

                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                             STOCK--CLASS A
                                                                 SHARES
                                                             ---------------
ASSETS:
  Investment at net asset value.............................  $  1,364,788
  Dividends due and accrued.................................            --
  Net receivable (payable) to New York Life Insurance and
    Annuity Corporation.....................................        (8,160)
LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         4,070
    Administrative charges..................................           339
                                                              ------------
      Total net assets......................................  $  1,352,219
                                                              ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................  $  1,352,219
                                                              ============
    Variable accumulation unit value........................  $      12.02
                                                              ============
Identified Cost of Investment...............................  $  1,326,233
                                                              ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                BALANCED--     BASIC VALUE--        BOND--
                                                              SERVICE CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $        --
  Mortality and expense risk charges........................       (37,751)         (25,635)        (162,076)
  Administrative charges....................................        (3,146)          (2,136)         (13,506)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................       (40,897)         (27,771)        (175,582)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       333,118          499,525        3,462,260
  Cost of investments sold..................................      (310,450)        (463,526)      (3,509,700)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............        22,668           35,999          (47,440)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       134,974          175,971         (148,944)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       157,642          211,970         (196,384)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   116,745      $   184,199      $  (371,966)
                                                               ===========      ===========      ===========


                                                                                                   MAINSTAY VP
                                                                                 MAINSTAY VP        HIGH YIELD
                                                               MAINSTAY VP          GROWTH          CORPORATE
                                                               GOVERNMENT--      ALLOCATION--         BOND--
                                                              INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --        $        --      $        --
  Mortality and expense risk charges........................      (145,473)            (3,211)        (615,241)
  Administrative charges....................................       (12,123)              (268)         (51,270)
                                                               -----------        -----------      -----------
      Net investment income (loss)..........................      (157,596)            (3,479)        (666,511)
                                                               -----------        -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,679,875              5,817       12,992,715
  Cost of investments sold..................................    (2,771,003)            (5,982)     (14,965,372)
                                                               -----------        -----------      -----------
      Net realized gain (loss) on investments...............       (91,128)              (165)      (1,972,657)
  Realized gain distribution received.......................            --                 --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (34,848)           (21,434)       5,354,086
                                                               -----------        -----------      -----------
      Net gain (loss) on investments........................      (125,976)           (21,599)       3,381,429
                                                               -----------        -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (283,572)       $   (25,078)     $ 2,714,918
                                                               ===========        ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


     MAINSTAY VP                     MAINSTAY VP       MAINSTAY VP                        MAINSTAY VP
       CAPITAL      MAINSTAY VP         COMMON         CONSERVATIVE      MAINSTAY VP       DEVELOPING       MAINSTAY VP
    APPRECIATION--      CASH           STOCK--         ALLOCATION--     CONVERTIBLE--       GROWTH--      FLOATING RATE--
    INITIAL CLASS    MANAGEMENT     INITIAL CLASS    SERVICE CLASS(A)   INITIAL CLASS    INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $        --    $   408,658      $        --        $        --      $        --      $        --       $    87,020
        (875,090)      (115,043)        (483,183)            (2,877)        (100,894)         (19,276)          (18,005)
         (72,924)        (9,587)         (40,265)              (240)          (8,408)          (1,606)           (1,501)
     -----------    -----------      -----------        -----------      -----------      -----------       -----------
        (948,014)       284,028         (523,448)            (3,117)        (109,302)         (20,882)           67,514
     -----------    -----------      -----------        -----------      -----------      -----------       -----------
      15,463,926      3,867,845        7,204,978             83,079        1,407,773          341,116           276,341
     (12,323,540)    (3,868,055)      (7,401,158)           (83,459)      (1,307,882)        (249,708)         (277,725)
     -----------    -----------      -----------        -----------      -----------      -----------       -----------
       3,140,386           (210)        (196,180)              (380)          99,891           91,408            (1,384)
              --             --               --                 --               --               --                --
      (3,925,578)           (18)       2,700,965             (5,020)         517,425          131,913           (23,766)
     -----------    -----------      -----------        -----------      -----------      -----------       -----------
        (785,192)          (228)       2,504,785             (5,400)         617,316          223,321           (25,150)
     -----------    -----------      -----------        -----------      -----------      -----------       -----------
     $(1,733,206)   $   283,800      $ 1,981,337        $    (8,517)     $   508,014      $   202,439       $    42,364
     ===========    ===========      ===========        ===========      ===========      ===========       ===========


     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
       INCOME &      INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP           MODERATE
        GROWTH          EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--         ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    SERVICE CLASS(A)
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --      $        --        $        --
         (34,878)        (108,184)         (44,112)         (61,805)         (96,373)        (105,769)            (7,329)
          (2,907)          (9,015)          (3,676)          (5,150)          (8,031)          (8,814)              (611)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         (37,785)        (117,199)         (47,788)         (66,955)        (104,404)        (114,583)            (7,940)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         660,472        1,169,585          740,809        1,039,251        1,098,101        1,916,802              1,471
        (654,894)        (903,936)      (1,141,847)        (592,906)        (620,513)      (1,500,646)            (1,457)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
           5,578          265,649         (401,038)         446,345          477,588          416,156                 14
              --               --               --               --               --               --                 --
         151,656        1,532,694          387,396           59,774          481,225          430,067            (26,992)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
         157,234        1,798,343          (13,642)         506,119          958,813          846,223            (26,978)
     -----------      -----------      -----------      -----------      -----------      -----------        -----------
     $   119,449      $ 1,681,144      $   (61,430)     $   439,164      $   854,409      $   731,640        $   (34,918)
     ===========      ===========      ===========      ===========      ===========      ===========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)


                                                                MAINSTAY VP
                                                                  MODERATE                          MAINSTAY VP
                                                                   GROWTH          MAINSTAY VP       SMALL CAP
                                                                ALLOCATION--     S&P 500 INDEX--      GROWTH--
                                                              SERVICE CLASS(A)    INITIAL CLASS    INITIAL CLASS
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $        --       $        --      $        --
  Mortality and expense risk charges........................          (9,210)         (929,236)         (41,929)
  Administrative charges....................................            (767)          (77,436)          (3,494)
                                                                 -----------       -----------      -----------
      Net investment income (loss)..........................          (9,977)       (1,006,672)         (45,423)
                                                                 -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          51,006        14,096,231          631,929
  Cost of investments sold..................................         (51,215)      (11,151,860)        (418,016)
                                                                 -----------       -----------      -----------
      Net realized gain (loss) on investments...............            (209)        2,944,371          213,913
  Realized gain distribution received.......................              --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         (36,808)        1,207,971          188,505
                                                                 -----------       -----------      -----------
      Net gain (loss) on investments........................         (37,017)        4,152,342          402,418
                                                                 -----------       -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................     $   (46,994)      $ 3,145,670      $   356,995
                                                                 ===========       ===========      ===========


                                                               FIDELITY(R)                        JANUS ASPEN
                                                                   VIP            FIDELITY           SERIES
                                                                 EQUITY-             VIP           BALANCED--
                                                                 INCOME--         MID CAP--      INSTITUTIONAL
                                                              INITIAL CLASS    SERVICE CLASS 2       SHARES
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   553,681       $    22,746      $   753,516
  Mortality and expense risk charges........................      (193,090)          (81,714)        (406,292)
  Administrative charges....................................       (16,090)           (6,810)         (33,858)
                                                               -----------       -----------      -----------
      Net investment income (loss)..........................       344,501           (65,778)         313,366
                                                               -----------       -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,573,353           802,960        5,169,755
  Cost of investments sold..................................    (2,477,011)         (609,715)      (4,809,075)
                                                               -----------       -----------      -----------
      Net realized gain (loss) on investments...............        96,342           193,245          360,680
  Realized gain distribution received.......................     1,663,528         1,516,664               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (698,241)         (989,741)         112,823
                                                               -----------       -----------      -----------
      Net gain (loss) on investments........................     1,061,629           720,168          473,503
                                                               -----------       -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $ 1,406,130       $   654,390      $   786,869
                                                               ===========       ===========      ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                              COLUMBIA SMALL
                                              ALGER                              CAP VALUE
      MAINSTAY VP                            AMERICAN                              FUND,          DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             CALVERT          VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       BALANCED           CLASS B       INITIAL SHARES     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
      $        --        $        --       $        --        $        --       $        --       $        --       $   451,100
         (567,948)          (330,889)          (92,223)           (31,540)          (13,004)          (12,670)         (521,894)
          (47,329)           (27,574)           (7,685)            (2,628)           (1,084)           (1,056)          (43,491)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
         (615,277)          (358,463)          (99,908)           (34,168)          (14,088)          (13,726)         (114,285)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        9,876,313          4,655,290         1,200,127            356,952           242,894           241,735         4,630,005
       (8,351,405)        (4,383,914)       (1,224,111)          (393,415)         (206,822)         (212,241)       (3,068,805)
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        1,524,908            271,376           (23,984)           (36,463)           36,072            29,494         1,561,200
               --                 --                --                 --                --                --           797,677
           92,300          3,124,154         1,401,404             54,062           110,895           (94,040)          628,425
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
        1,617,208          3,395,530         1,377,420             17,599           146,967           (64,546)        2,987,302
      -----------        -----------       -----------        -----------       -----------       -----------       -----------
      $ 1,001,931        $ 3,037,067       $ 1,277,512        $   (16,569)      $   132,879       $   (78,272)      $ 2,873,017
      ===========        ===========       ===========        ===========       ===========       ===========       ===========

      JANUS ASPEN
        SERIES            MFS(R)                                               NEUBERGER
       WORLDWIDE         INVESTORS          MFS(R)            MFS(R)            BERMAN
       GROWTH--            TRUST           RESEARCH          UTILITIES        AMT MID-CAP          ROYCE             ROYCE
     INSTITUTIONAL       SERIES--          SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
        SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    ---------------------------------------------------------------------------------------------------------------------------
      $   482,490       $     9,519       $    12,533       $   294,934       $        --       $        --       $        --
         (266,338)          (11,498)          (15,847)          (87,280)           (4,528)           (6,550)           (5,952)
          (22,195)             (958)           (1,321)           (7,273)             (377)             (546)             (496)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
          193,957            (2,937)           (4,635)          200,381            (4,905)           (7,096)           (6,448)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
        4,382,565           199,970           657,628         1,354,523           105,883           141,627            45,528
       (4,969,741)         (206,259)         (757,697)       (1,016,465)          (72,901)         (125,338)          (41,150)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
         (587,176)           (6,289)         (100,069)          338,058            32,982            16,289             4,378
               --                --                --           601,086                --                --                --
          715,980            13,307            86,891           (95,259)            5,889             1,572            14,387
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
          128,804             7,018           (13,178)          843,885            38,871            17,861            18,765
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $   322,761       $     4,081       $   (17,813)      $ 1,044,266       $    33,966       $    10,765       $    12,317
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   175,894      $     8,485      $        --
  Mortality and expense risk charges........................      (140,606)         (84,039)         (84,721)
  Administrative charges....................................       (11,717)          (7,004)          (7,060)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................        23,571          (82,558)         (91,781)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     1,323,064        1,474,493        1,072,794
  Cost of investments sold..................................    (1,156,702)        (597,903)        (980,469)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       166,362          876,590           92,325
  Realized gain distribution received.......................        93,598          722,072               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       700,447          143,645          826,895
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................       960,407        1,742,307          919,220
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $   983,978      $ 1,659,749      $   827,439
                                                               ===========      ===========      ===========


                                                                 VICTORY
                                                                   VIF
                                                               DIVERSIFIED
                                                                 STOCK--
                                                              CLASS A SHARES
                                                              --------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     3,049
  Mortality and expense risk charges........................        (7,846)
  Administrative charges....................................          (654)
                                                               -----------
      Net investment income (loss)..........................        (5,451)
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       224,314
  Cost of investments sold..................................      (196,215)
                                                               -----------
      Net realized gain (loss) on investments...............        28,099
  Realized gain distribution received.......................        41,156
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (51,221)
                                                               -----------
      Net gain (loss) on investments........................        18,034
                                                               -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    12,583
                                                               ===========

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                                       MAINSTAY VP                     MAINSTAY VP
                                                                        BALANCED--                    BASIC VALUE--
                                                                      SERVICE CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006          2005(A)           2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (40,897)   $     12,613    $    (27,771)   $    (16,520)
   Net realized gain (loss) on investments..................         22,668           1,133          35,999          38,940
   Realized gain distribution received......................             --          20,852              --          44,278
   Change in unrealized appreciation (depreciation) on
     investments............................................        134,974          45,670         175,971         103,235
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        116,745          80,268         184,199         169,933
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        196,257         222,097          86,098         173,409
   Policyowners' surrenders.................................       (243,641)       (187,320)       (230,585)       (414,064)
   Policyowners' annuity and death benefits.................        (18,770)             --              --         (23,936)
   Net transfers from (to) Fixed Account....................         34,965          68,560         (18,645)        (45,931)
   Transfers between Investment Divisions...................      1,421,169       5,357,136        (133,391)        (18,152)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      1,389,980       5,460,473        (296,523)       (328,674)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (889)            (14)           (918)            206
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      1,505,836       5,540,727        (113,242)       (158,535)
NET ASSETS:
   Beginning of period......................................      5,540,727              --       4,301,432       4,459,967
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $  7,046,563    $  5,540,727    $  4,188,190    $  4,301,432
                                                               ============    ============    ============    ============

                                                                MAINSTAY VP
                                                               CONSERVATIVE                             MAINSTAY VP
                                                               ALLOCATION--                            CONVERTIBLE--
                                                               SERVICE CLASS                           INITIAL CLASS
                                                               -------------                    ----------------------------
                                                                  2006(E)                           2006            2005
                                                               -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $     (3,117)                    $   (109,302)   $     31,777
   Net realized gain (loss) on investments..................           (380)                          99,891        (396,593)
   Realized gain distribution received......................             --                               --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................         (5,020)                         517,425       1,195,454
                                                               ------------                     ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................         (8,517)                         508,014         830,638
                                                               ------------                     ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................         43,391                          403,721         674,103
   Policyowners' surrenders.................................         (1,058)                      (1,250,657)     (1,561,201)
   Policyowners' annuity and death benefits.................             --                          (23,572)       (106,146)
   Net transfers from (to) Fixed Account....................         35,487                          (19,015)       (153,607)
   Transfers between Investment Divisions...................      1,149,932                           30,942      (1,056,332)
                                                               ------------                     ------------    ------------
     Net contributions and (withdrawals)....................      1,227,752                         (858,581)     (2,203,183)
                                                               ------------                     ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................             --                           (3,878)           (834)
                                                               ------------                     ------------    ------------
       Increase (decrease) in net assets....................      1,219,235                         (354,445)     (1,373,379)
NET ASSETS:
   Beginning of period......................................             --                       16,613,338      17,986,717
                                                               ------------                     ------------    ------------
   End of period............................................   $  1,219,235                     $ 16,258,893    $ 16,613,338
                                                               ============                     ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (175,582)  $    532,378   $   (948,014)  $ (2,021,091)  $    284,028   $    333,451   $   (523,448)  $   (286,509)
         (47,440)       326,835      3,140,386      6,714,050           (210)          (716)      (196,180)       296,364
              --             --             --             --             --             --             --        958,013
        (148,944)      (592,633)    (3,925,578)     5,082,921            (18)         1,136      2,700,965      3,954,599
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (371,966)       266,580     (1,733,206)     9,775,880        283,800        333,871      1,981,337      4,922,467
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         634,751      1,093,134      2,917,283      5,659,912      1,284,682      1,881,248      1,417,757      2,529,938
      (2,221,741)    (4,255,912)   (10,209,487)   (19,357,404)    (2,194,752)    (4,625,005)    (4,817,583)    (9,633,654)
         (85,726)       (76,513)      (233,853)      (352,376)       (74,514)      (229,954)      (104,716)      (306,204)
        (287,560)      (309,891)      (583,532)    (1,640,603)      (277,193)    (1,582,920)      (204,019)      (979,993)
        (977,368)      (427,401)    (6,373,088)   (17,183,995)     2,474,254       (126,092)    (2,870,159)    (5,417,981)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,937,644)    (3,976,583)   (14,482,677)   (32,874,466)     1,212,477     (4,682,723)    (6,578,720)   (13,807,894)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             652         (1,362)       (18,353)        12,305           (997)        (1,579)       (15,273)         5,879
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,308,958)    (3,711,365)   (16,234,236)   (23,086,281)     1,495,280     (4,350,431)    (4,612,656)    (8,879,548)
      28,795,505     32,506,870    151,569,747    174,656,028     19,637,637     23,988,068     80,988,449     89,867,997
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 25,486,547   $ 28,795,505   $135,335,511   $151,569,747   $ 21,132,917   $ 19,637,637   $ 76,375,793   $ 80,988,449
    ============   ============   ============   ============   ============   ============   ============   ============

            MainStay VP                                                                        MAINSTAY VP
            DEVELOPING                    MAINSTAY VP                   MAINSTAY VP              GROWTH
             GROWTH--                   FLOATING RATE--                GOVERNMENT--           ALLOCATION--
           INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS          SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006         2005(b)          2006           2005          2006(e)
    -------------------------------------------------------------------------------------------------------
    $    (20,882)  $    (33,701)  $     67,514   $     23,081   $   (157,596)  $    451,143   $     (3,479)
          91,408        (50,713)        (1,384)           720        (91,128)        79,220           (165)
              --             --             --             --             --             --             --
         131,913        336,756        (23,766)        (5,470)       (34,848)      (235,062)       (21,434)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         202,439        252,342         42,364         18,331       (283,572)       295,301        (25,078)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          78,698        137,320        383,599        235,510        476,873      1,067,425        145,016
        (133,577)      (216,836)      (211,572)      (124,434)    (1,932,376)    (4,178,058)       (10,265)
              --         (5,681)        (4,078)            --        (48,201)      (201,559)            --
          12,113        (61,759)       122,140         28,863        (97,536)      (314,731)        12,648
         421,993       (162,157)     1,930,598      1,851,356       (468,180)    (1,375,373)     1,156,522
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         379,227       (309,113)     2,220,687      1,991,295     (2,069,420)    (5,002,296)     1,303,921
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,458)           107           (136)           (43)           418         (1,563)             9
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         580,208        (56,664)     2,262,915      2,009,583     (2,352,574)    (4,708,558)     1,278,852
       2,674,834      2,731,498      2,009,583             --     25,496,016     30,204,574             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  3,255,042   $  2,674,834   $  4,272,498   $  2,009,583   $ 23,143,442   $ 25,496,016   $  1,278,852
    ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                       MAINSTAY VP
                                                                        HIGH YIELD                     MAINSTAY VP
                                                                     CORPORATE BOND--               INCOME & GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (666,511)   $  4,841,998    $    (37,785)   $    (10,310)
   Net realized gain (loss) on investments..................     (1,972,657)     (2,919,802)          5,578          (7,460)
   Realized gain distribution received......................             --              --              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................      5,354,086        (227,509)        151,656         215,118
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      2,714,918       1,694,687         119,449         197,348
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................      1,608,565       4,369,849         101,840         219,614
   Policyowners' surrenders.................................     (8,646,696)    (12,998,111)       (387,552)       (632,379)
   Policyowners' annuity and death benefits.................       (437,573)       (598,065)        (18,397)        (28,036)
   Net transfers from (to) Fixed Account....................       (570,498)     (1,594,747)         (3,673)        (12,493)
   Transfers between Investment Divisions...................     (4,056,881)       (515,938)       (255,980)        138,796
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................    (12,103,083)    (11,337,012)       (563,762)       (314,498)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (8,714)         (2,632)         (1,095)            716
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................     (9,396,879)     (9,644,957)       (445,408)       (116,434)
NET ASSETS:
   Beginning of period......................................    107,082,280     116,727,237       5,975,847       6,092,281
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 97,685,401    $107,082,280    $  5,530,439    $  5,975,847
                                                               ============    ============    ============    ============

                                                                                                                 MainStay VP
                                                                       MainStay VP              MainStay VP       Moderate
                                                                         Mid Cap                 Moderate          Growth
                                                                         Value--               Allocation--     Allocation--
                                                                      Initial Class            Service Class    Service Class
                                                               ----------------------------    -------------    -------------
                                                                   2006            2005           2006(e)          2006(e)
                                                               --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $   (114,583)   $    (80,593)   $     (7,940)    $     (9,977)
   Net realized gain (loss) on investments..................        416,156         337,612              14             (209)
   Realized gain distribution received......................             --         796,555              --               --
   Change in unrealized appreciation (depreciation) on
     investments............................................        430,067        (347,456)        (26,992)         (36,808)
                                                               ------------    ------------    ------------     ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        731,640         706,118         (34,918)         (46,994)
                                                               ------------    ------------    ------------     ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        541,616       1,113,246         126,153          604,003
   Policyowners' surrenders.................................     (1,149,996)     (1,717,106)         (3,931)            (411)
   Policyowners' annuity and death benefits.................         (4,822)        (17,859)             --               --
   Net transfers from (to) Fixed Account....................       (106,222)       (173,690)         44,392          119,818
   Transfers between Investment Divisions...................       (457,847)      4,238,623       2,814,600        3,551,941
                                                               ------------    ------------    ------------     ------------
     Net contributions and (withdrawals)....................     (1,177,271)      3,443,214       2,981,214        4,275,351
                                                               ------------    ------------    ------------     ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (4,529)          1,020              11               (5)
                                                               ------------    ------------    ------------     ------------
       Increase (decrease) in net assets....................       (450,160)      4,150,352       2,946,307        4,228,352
NET ASSETS:
   Beginning of period......................................     17,498,682      13,348,330              --               --
                                                               ------------    ------------    ------------     ------------
   End of period............................................   $ 17,048,522    $ 17,498,682    $  2,946,307     $  4,228,352
                                                               ============    ============    ============     ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
      INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (117,199)  $     79,663   $    (47,788)  $    (97,567)  $    (66,955)  $    (49,422)  $   (104,404)  $   (156,610)
         265,649        130,838       (401,038)    (2,122,289)       446,345        284,560        477,588        467,322
              --        659,166             --             --             --        881,978             --          6,493
       1,532,694        129,919        387,396      2,350,787         59,774        (49,806)       481,225      1,503,781
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,681,144        999,586        (61,430)       130,931        439,164      1,067,310        854,409      1,820,986
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         514,066        828,085        215,520        469,793        340,042        419,156        533,131        784,296
      (1,312,661)    (1,152,777)      (511,406)      (836,353)      (663,568)      (886,951)      (836,315)    (1,201,081)
         (21,404)       (33,657)        (1,328)       (43,896)            --        (16,560)            --        (71,782)
         (31,729)       (46,299)       (30,469)      (104,180)       (21,287)      (120,253)       (54,937)      (123,875)
       1,217,031      4,116,490        259,467     (1,426,759)       524,501      3,382,164      1,426,925      3,658,233
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         365,303      3,711,842        (68,216)    (1,941,395)       179,688      2,777,556      1,068,804      3,045,791
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (6,532)           (13)        (1,290)         1,508         (3,042)          (952)        (7,116)        (1,009)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,039,915      4,711,415       (130,936)    (1,808,956)       615,810      3,843,914      1,916,097      4,865,768
      16,552,920     11,841,505      7,233,950      9,042,906      9,471,701      5,627,787     14,438,007      9,572,239
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 18,592,835   $ 16,552,920   $  7,103,014   $  7,233,950   $ 10,087,511   $  9,471,701   $ 16,354,104   $ 14,438,007
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
              S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
              INDEX--                      GROWTH--                   TOTAL RETURN--                    VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $ (1,006,672)  $   (264,783)  $    (45,423)  $    (84,792)  $   (615,277)  $    128,047   $   (358,463)  $    (76,535)
       2,944,371      4,697,265        213,913        403,820      1,524,908      3,465,378        271,376        295,104
              --             --             --        115,882             --             --             --             --
       1,207,971        718,488        188,505       (254,508)        92,300      1,366,700      3,124,154      2,393,659
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,145,670      5,150,970        356,995        180,402      1,001,931      4,960,125      3,037,067      2,612,228
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,177,004      5,483,042        249,218        371,274      1,321,907      2,718,282      1,015,762      1,866,536
     (10,062,142)   (17,338,804)      (358,589)      (575,156)    (6,886,109)   (14,262,062)    (3,550,296)    (5,901,195)
        (363,524)      (381,410)            --        (35,333)      (326,589)      (436,452)      (217,694)      (257,912)
        (640,128)    (1,815,373)        (5,776)      (137,373)      (393,919)    (1,119,141)      (178,577)      (376,725)
      (5,178,518)    (7,495,363)       (73,513)       466,082     (2,906,162)    (7,222,422)    (1,123,643)    (1,391,565)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,067,308)   (21,547,908)      (188,660)        89,494     (9,190,872)   (20,321,795)    (4,054,448)    (6,060,861)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (24,772)        15,381         (2,967)         1,552        (11,947)         2,701        (13,553)         2,673
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (9,946,410)   (16,381,557)       165,368        271,448     (8,200,888)   (15,358,969)    (1,030,934)    (3,445,960)
     157,411,539    173,793,096      6,703,670      6,432,222     97,301,572    112,660,541     54,597,285     58,043,245
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $147,465,129   $157,411,539   $  6,869,038   $  6,703,670   $ 89,100,684   $ 97,301,572   $ 53,566,351   $ 54,597,285
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                                      ALGER AMERICAN                     CALVERT
                                                                  SMALL CAPITALIZATION--                  SOCIAL
                                                                      CLASS O SHARES                     BALANCED
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (99,908)   $   (162,524)   $    (34,168)   $     24,904
   Net realized gain (loss) on investments..................        (23,984)     (1,215,142)        (36,463)       (170,844)
   Realized gain distribution received......................             --              --              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................      1,401,404       3,198,404          54,062         362,593
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,277,512       1,820,738         (16,569)        216,653
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        437,443         551,578         189,989         207,779
   Policyowners' surrenders.................................       (904,550)       (918,088)       (189,340)       (387,491)
   Policyowners' annuity and death benefits.................        (23,617)        (24,519)         (4,437)        (30,939)
   Net transfers from (to) Fixed Account....................        (43,984)        (77,046)        (42,422)        (32,777)
   Transfers between Investment Divisions...................        657,239         343,012         (85,906)       (228,010)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        122,531        (125,063)       (132,116)       (471,438)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         (7,631)         (1,418)           (363)             20
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      1,392,412       1,694,257        (149,048)       (254,765)
NET ASSETS:
   Beginning of period......................................     13,916,665      12,222,408       5,329,354       5,584,119
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,309,077    $ 13,916,665    $  5,180,306    $  5,329,354
                                                               ============    ============    ============    ============

                                                                       FIDELITY(R)                     JANUS ASPEN
                                                                           VIP                            SERIES
                                                                        MID CAP--                       BALANCED--
                                                                     SERVICE CLASS 2               INSTITUTIONAL SHARES
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (65,778)   $   (114,833)   $    313,366    $    663,545
   Net realized gain (loss) on investments..................        193,245         185,499         360,680         (75,550)
   Realized gain distribution received......................      1,516,664         102,196              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................       (989,741)      1,379,522         112,823       3,745,490
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................        654,390       1,552,384         786,869       4,333,485
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        590,383         798,225       1,529,322       2,940,578
   Policyowners' surrenders.................................       (508,282)       (585,081)     (3,310,016)     (6,274,223)
   Policyowners' annuity and death benefits.................         (2,061)             --        (156,611)       (154,650)
   Net transfers from (to) Fixed Account....................          9,479          (6,118)       (109,819)       (539,773)
   Transfers between Investment Divisions...................      2,043,941       4,661,706      (2,350,323)     (6,127,387)
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      2,133,460       4,868,732      (4,397,447)    (10,155,455)
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance
     and Annuity Corporation charges retained by the
     Separate Account.......................................         (4,879)         (2,202)         (8,988)         (1,929)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      2,782,971       6,418,914      (3,619,566)     (5,823,899)
NET ASSETS:
   Beginning of period......................................     11,499,363       5,080,449      68,626,680      74,450,579
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 14,282,334    $ 11,499,363    $ 65,007,114    $ 68,626,680
                                                               ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

             COLUMBIA
             SMALL CAP                    DREYFUS IP                    FIDELITY(R)                   FIDELITY(R)
            VALUE FUND,                   TECHNOLOGY                        VIP                           VIP
         VARIABLE SERIES--                 GROWTH--                   CONTRAFUND(R)--               EQUITY-INCOME--
              CLASS B                    INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (14,088)  $     (9,987)  $    (13,726)  $    (26,651)  $   (114,285)  $   (783,754)  $    344,501   $     96,514
          36,072          6,938         29,494         48,856      1,561,200      1,197,685         96,342         61,599
              --          2,245             --             --        797,677         13,785      1,663,528      1,096,149
         110,895         83,088        (94,040)         5,293        628,425     11,012,026       (698,241)       140,295
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         132,879         82,284        (78,272)        27,498      2,873,017     11,439,742      1,406,130      1,394,557
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         101,438         66,918         59,828        106,128      2,163,643      3,125,135        711,401      1,366,357
         (87,912)       (72,900)       (71,676)      (117,751)    (4,269,388)    (6,580,167)    (1,937,930)    (2,589,464)
              --             --             --        (19,462)       (96,216)      (276,182)      (295,482)      (155,410)
           9,287          1,216          5,726        (44,279)      (178,979)      (441,771)       (65,326)      (258,695)
         648,417      1,529,545         38,107       (322,667)        (1,729)     4,230,758       (382,876)       951,256
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         671,230      1,524,779         31,985       (398,031)    (2,382,669)        57,773     (1,970,213)      (685,956)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (790)          (110)          (281)           514        (25,920)       (12,417)        (7,127)         1,858
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         803,319      1,606,953        (46,568)      (370,019)       464,428     11,485,098       (571,210)       710,459
       1,629,594         22,641      2,099,893      2,469,912     84,851,876     73,366,778     31,687,581     30,977,122
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  2,432,913   $  1,629,594   $  2,053,325   $  2,099,893   $ 85,316,304   $ 84,851,876   $ 31,116,371   $ 31,687,581
    ============   ============   ============   ============   ============   ============   ============   ============

            JANUS ASPEN                     MFS(R)
              SERIES                       INVESTORS                      MFS(R)                        MFS(R)
        WORLDWIDE GROWTH--              TRUST SERIES--               RESEARCH SERIES--            UTILITIES SERIES--
       INSTITUTIONAL SHARES              INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    193,957   $     22,827   $     (2,937)  $    (14,432)  $     (4,635)  $    (23,634)  $    200,381   $    (72,992)
        (587,176)      (691,842)        (6,289)       (37,465)      (100,069)      (109,276)       338,058        101,135
              --             --             --             --             --             --        601,086             --
         715,980      2,511,427         13,307        164,006         86,891        312,506        (95,259)     1,151,950
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         322,761      1,842,412          4,081        112,109        (17,813)       179,596      1,044,266      1,180,093
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,020,444      1,945,494         40,089         91,364         47,153         94,888        550,858        801,045
      (2,646,019)    (4,674,525)       (68,100)      (204,938)      (527,280)      (156,226)      (893,126)      (632,579)
        (103,541)      (162,296)            --             --             --         (4,220)       (18,710)       (53,884)
        (200,079)      (437,244)       (47,038)       (13,162)        (8,930)       (17,656)       (46,949)        49,409
      (2,114,050)    (6,567,102)       (75,043)         5,102       (108,299)       (62,704)     1,193,746      9,743,996
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,043,245)    (9,895,673)      (150,092)      (121,634)      (597,356)      (145,918)       785,819      9,907,987
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,829)         4,146           (217)           (63)          (385)           (31)        (4,455)        (1,490)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (3,726,313)    (8,049,115)      (146,228)        (9,588)      (615,554)        33,647      1,825,630     11,086,590
      45,417,471     53,466,586      1,967,051      1,976,639      2,951,764      2,918,117     13,229,646      2,143,056
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 41,691,158   $ 45,417,471   $  1,820,823   $  1,967,051   $  2,336,210   $  2,951,764   $ 15,055,276   $ 13,229,646
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                        NEUBERGER
                                                                          BERMAN
                                                                       AMT MID-CAP                        ROYCE
                                                                         GROWTH--                       MICRO-CAP
                                                                         CLASS S                        PORTFOLIO
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006          2005(d)
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $     (4,905)   $     (5,589)   $     (7,096)   $        399
   Net realized gain (loss) on investments..................         32,982           7,586          16,289              89
   Realized gain distribution received......................             --              --              --           3,989
   Change in unrealized appreciation (depreciation) on
     investments............................................          5,889          56,164           1,572          10,713
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................         33,966          58,161          10,765          15,190
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................         29,366          27,081          90,380          10,005
   Policyowners' surrenders.................................        (74,614)         (7,107)         (7,004)           (602)
   Policyowners' annuity and death benefits.................             --              --              --              --
   Net transfers from (to) Fixed Account....................          9,449          (2,440)         17,578             792
   Transfers between Investment Divisions...................        295,880         252,018       1,372,790         285,721
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................        260,081         269,552       1,473,744         295,916
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (265)            (55)           (173)            (18)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................        293,782         327,658       1,484,336         311,088
NET ASSETS:
   Beginning of period......................................        575,615         247,957         311,088              --
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $    869,397    $    575,615    $  1,795,424    $    311,088
                                                               ============    ============    ============    ============


                                                                                                        VAN KAMPEN
                                                                         VAN ECK                           UIF
                                                                        WORLDWIDE                    EMERGING MARKETS
                                                                       HARD ASSETS                   EQUITY--CLASS I
                                                               ----------------------------    ----------------------------
                                                                   2006            2005            2006            2005
                                                               ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).............................   $    (82,558)   $    (73,779)   $    (91,781)   $    (85,649)
   Net realized gain (loss) on investments..................        876,590         363,429          92,325        (247,898)
   Realized gain distribution received......................        722,072              --              --              --
   Change in unrealized appreciation (depreciation) on
     investments............................................        143,645       2,606,069         826,895       3,118,728
                                                               ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting from
       operations...........................................      1,659,749       2,895,719         827,439       2,785,181
                                                               ------------    ------------    ------------    ------------
 Contributions and (Withdrawals):
   Payments received from policyowners......................        462,987         421,265         334,929         505,581
   Policyowners' surrenders.................................       (614,149)       (420,968)       (795,060)       (896,327)
   Policyowners' annuity and death benefits.................         (4,535)         (4,502)        (31,264)         (4,094)
   Net transfers from (to) Fixed Account....................        (82,418)        (20,485)        (19,138)        (52,252)
   Transfers between Investment Divisions...................      2,892,037       4,859,113       1,549,557       1,324,753
                                                               ------------    ------------    ------------    ------------
     Net contributions and (withdrawals)....................      2,653,922       4,834,423       1,039,024         877,661
                                                               ------------    ------------    ------------    ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................        (11,044)         (5,275)         (6,839)         (3,400)
                                                               ------------    ------------    ------------    ------------
       Increase (decrease) in net assets....................      4,302,627       7,724,867       1,859,624       3,659,442
NET ASSETS:
   Beginning of period......................................     10,966,625       3,241,758      11,994,460       8,335,018
                                                               ------------    ------------    ------------    ------------
   End of period............................................   $ 15,269,252    $ 10,966,625    $ 13,854,084    $ 11,994,460
                                                               ============    ============    ============    ============

(a) For the period May 3, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period May 13, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period May 23, 2005 (Commencement of Operations) through December 31, 2005.
(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

               Royce                     T. Rowe Price
             Small-Cap                   Equity Income
             Portfolio                     Portfolio
    ---------------------------   ---------------------------
        2006         2005(c)          2006           2005
    ---------------------------------------------------------
    $     (6,448)  $     (2,616)  $     23,571   $     65,124
           4,378          1,023        166,362        252,835
              --          6,719         93,598      1,046,570
          14,387          6,448        700,447       (775,597)
    ------------   ------------   ------------   ------------
          12,317         11,574        983,978        588,932
    ------------   ------------   ------------   ------------
         102,856         21,593        674,748      1,347,443
         (30,672)        (7,900)      (965,247)    (2,468,192)
              --             --        (36,589)       (94,928)
          39,641          2,228         29,390       (147,174)
         533,753        656,922        245,239      4,186,493
    ------------   ------------   ------------   ------------
         645,578        672,843        (52,459)     2,823,642
    ------------   ------------   ------------   ------------
            (207)            (7)        (4,792)         1,712
    ------------   ------------   ------------   ------------
         657,688        684,410        926,727      3,414,286
         684,410             --     22,497,507     19,083,221
    ------------   ------------   ------------   ------------
    $  1,342,098   $    684,410   $ 23,424,234   $ 22,497,507
    ============   ============   ============   ============


            VICTORY VIF
            DIVERSIFIED
              STOCK--
          CLASS A SHARES
    ---------------------------
        2006           2005
    ---------------------------
    $     (5,451)  $     (9,609)
          28,099         18,008
          41,156             --
         (51,221)        76,619
    ------------   ------------
          12,583         85,018
    ------------   ------------
          65,426         44,391
        (105,792)       (64,717)
              --             --
           2,128         16,487
         142,376        888,124
    ------------   ------------
         104,138        884,285
    ------------   ------------
            (220)           (88)
    ------------   ------------
         116,501        969,215
       1,235,718        266,503
    ------------   ------------
    $  1,352,219   $  1,235,718
    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006 Institutional Capital LLC became an interim sub-adviser, having replaced The Dreyfus Corporation.

    The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Basic Value--Initial Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Income & Growth--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth(1)--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Columbia Small Cap Value Fund, Variable Series--Class B(2)
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth--Initial Class

(2) Formerly known as Colonial Small Cap Value Fund, Variable Series--Class B

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

    Initial premium payments are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2006, the investments of Separate Account-I and Separate Account-II are as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             494                    206                  1,844
Identified cost.......................................        $  5,179               $  2,035               $ 25,033
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             658                    344                  1,957
Identified cost.......................................        $  6,885               $  3,522               $ 26,556


                                                                                   MAINSTAY VP            MAINSTAY VP
                                                            MAINSTAY VP               GROWTH               HIGH YIELD
                                                            GOVERNMENT--           ALLOCATION--         CORPORATE BOND--
                                                           INITIAL CLASS          SERVICE CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           2,306                     85                 12,227
Identified cost.......................................        $ 25,473               $    860               $108,206
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           2,209                    128                  9,886
Identified cost.......................................        $ 24,312               $  1,303               $ 89,072

  Investment activity for the six months ended June 30, 2006, was as follows:


                                                            MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                                             BALANCED--           BASIC VALUE--              BOND--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  1,598               $     33               $    319
Proceeds from sales...................................             434                    238                  4,079
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,691               $    176               $    393
Proceeds from sales...................................             333                    500                  3,462


                                                                                   MAINSTAY VP            MAINSTAY VP
                                                            MAINSTAY VP               GROWTH               HIGH YIELD
                                                            GOVERNMENT--           ALLOCATION--         CORPORATE BOND--
                                                           INITIAL CLASS         SERVICE CLASS(A)        INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    186               $    860               $    436
Proceeds from sales...................................           3,248                     --                 18,251
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    363               $  1,309               $    131
Proceeds from sales...................................           2,680                      6                 12,993

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING
    APPRECIATION--         CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          4,410            16,601             2,677               144             1,340               214               534
       $138,098          $ 16,601          $ 66,495          $  1,448          $ 13,964          $  1,970          $  5,298
          5,872            21,276             3,442               122             1,331               295               431
       $166,021          $ 21,276          $ 83,711          $  1,227          $ 13,888          $  2,577          $  4,278


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE
       GROWTH--          EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------------
            377             1,019               423               601               916             1,101               203
       $  3,886          $ 13,033          $  5,227          $  7,668          $  9,945          $ 12,393          $  2,059
            455             1,169               616               701             1,131             1,324               294
       $  4,910          $ 15,203          $  7,593          $  8,927          $ 12,420          $ 14,694          $  2,980


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP
        CAPITAL         MAINSTAY VP         COMMON          CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING
    APPRECIATION--         CASH             STOCK--         ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--
     INITIAL CLASS      MANAGEMENT       INITIAL CLASS    SERVICE CLASS(A)    INITIAL CLASS     INITIAL CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $     19          $  4,352          $     40           $  1,478          $    286          $    519          $  3,300
         13,635             3,836             7,384                 30             2,451               511               880
       $     24          $  5,710          $    112           $  1,310          $    439          $    701          $  2,545
         15,464             3,868             7,205                 83             1,408               341               276


      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       INCOME &        INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP           MODERATE
        GROWTH           EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--         ALLOCATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    SERVICE CLASS(A)
    ----------------------------------------------------------------------------------------------------------------------------
       $    108          $  1,314          $    458          $    848          $  1,222          $    467           $  2,065
            652             1,585               630             1,340             1,553             2,397                  5
       $     57          $  1,419          $    624          $  1,160          $  2,076          $    635           $  2,982
            660             1,170               741             1,039             1,098             1,917                  1

--------------------------------------------------------------------------------


                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                           SERVICE CLASS          INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             192                  4,312                    440
Identified cost.......................................        $  1,974               $108,972               $  4,392
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             419                  5,716                    582
Identified cost.......................................        $  4,274               $141,599               $  5,821


                                                            FIDELITY(R)                                   JANUS ASPEN
                                                                VIP                FIDELITY(R)               SERIES
                                                              EQUITY-                  VIP                 BALANCED--
                                                              INCOME--              MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................           1,019                    292                  1,494
Identified cost.......................................        $ 23,623               $  8,719               $ 36,962
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,251                    441                  2,521
Identified cost.......................................        $ 29,270               $ 13,301               $ 63,085

                                                            MAINSTAY VP
                                                              MODERATE             MAINSTAY VP            MAINSTAY VP
                                                               GROWTH                S&P 500               SMALL CAP
                                                            ALLOCATION--             INDEX--                GROWTH--
                                                          SERVICE CLASS(A)        INITIAL CLASS          INITIAL CLASS
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,112               $     14               $    299
Proceeds from sales...................................             139                 14,803                    774
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  4,326               $     60               $    389
Proceeds from sales...................................              51                 14,096                    632

                                                                                                          JANUS ASPEN
                                                            FIDELITY(R)            FIDELITY(R)               SERIES
                                                                VIP                    VIP                 BALANCED--
                                                          EQUITY-INCOME--           MID CAP--            INSTITUTIONAL
                                                           INITIAL CLASS         SERVICE CLASS 2             SHARES
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $  2,126               $  2,524               $    672
Proceeds from sales...................................           2,305                    612                  4,750
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  2,608               $  4,387               $  1,078
Proceeds from sales...................................           2,573                    803                  5,170

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                                 COLUMBIA
                                              ALGER                              SMALL CAP
      MAINSTAY VP                            AMERICAN                           VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             CALVERT          VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       BALANCED           CLASS B       INITIAL SHARES     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------------
           4,437             2,393                419             1,200               102               108              1,772
        $ 84,489          $ 36,380           $  9,294          $  2,094          $  1,877          $    913           $ 44,386
           5,036             2,927                590             2,666               126               235              2,690
        $ 94,309          $ 45,176           $ 13,727          $  4,907          $  2,247          $  2,053           $ 65,574

      JANUS ASPEN
         SERIES                                                                 NEUBERGER
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)            BERMAN
        GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP          ROYCE             ROYCE
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
           1,031                60                99               433                28                94                111
        $ 45,684          $    968          $  1,446          $  9,572          $    545          $  1,310           $  1,122
           1,496                95               144               630                41               127                133
        $ 64,558          $  1,690          $  2,152          $ 13,843          $    790          $  1,771           $  1,323

                                                                                 COLUMBIA
                                              ALGER                              SMALL CAP
      MAINSTAY VP                            AMERICAN                           VALUE FUND,       DREYFUS IP        FIDELITY(R)
         TOTAL           MAINSTAY VP          SMALL             CALVERT          VARIABLE         TECHNOLOGY            VIP
        RETURN--           VALUE--       CAPITALIZATION--       SOCIAL           SERIES--          GROWTH--       CONTRAFUND(R)--
     INITIAL CLASS      INITIAL CLASS     CLASS O SHARES       BALANCED           CLASS B        INITIAL CLASS     INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------------------
        $    309          $    135           $  1,066          $     72          $  1,049          $     95           $  2,067
           8,578             4,595              1,302               342               277               409              4,300
        $     68          $    269           $  1,222          $    191          $    904          $    258           $  2,929
           9,876             4,655              1,200               357               243               242              4,630

      JANUS ASPEN
         SERIES                                                                 NEUBERGER
       WORLDWIDE           MFS(R)            MFS(R)            MFS(R)            BERMAN
        GROWTH--          INVESTORS         RESEARCH          UTILITIES        AMT MID-CAP          ROYCE             ROYCE
     INSTITUTIONAL     TRUST SERIES--       SERIES--          SERIES--          GROWTH--          MICRO-CAP         SMALL-CAP
         SHARES         INITIAL CLASS     INITIAL CLASS     SERVICE CLASS        CLASS S          PORTFOLIO         PORTFOLIO
    -----------------------------------------------------------------------------------------------------------------------------
        $    471          $     48          $     40          $  2,112          $    175          $  1,335           $    738
           4,029               234               308             1,390               121               367                146
        $    500          $     46          $     53          $  2,889          $    362          $  1,596           $    685
           4,383               200               658             1,355               106               142                 46

--------------------------------------------------------------------------------


                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                                        EMERGING
                                                               EQUITY                VAN ECK                MARKETS
                                                               INCOME               WORLDWIDE               EQUITY--
                                                             PORTFOLIO             HARD ASSETS              CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................             745                    384                    666
Identified cost.......................................        $ 14,918               $  9,084               $  6,733
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................           1,038                    502                    869
Identified cost.......................................        $ 21,044               $ 11,782               $  9,001

                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares......................................              79
Identified cost.......................................        $    907
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares......................................             116
Identified cost.......................................        $  1,326

                                                                                                           VAN KAMPEN
                                                              T. ROWE                                         UIF
                                                               PRICE                 VAN ECK                EMERGING
                                                               EQUITY               WORLDWIDE               MARKETS
                                                               INCOME                  HARD                 EQUITY--
                                                             PORTFOLIO                ASSETS                CLASS I
                                                        ------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    975               $  3,727               $  1,554
Proceeds from sales...................................           1,838                    779                    846
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $  1,379               $  4,683               $  1,977
Proceeds from sales...................................           1,323                  1,474                  1,073


                                                            VICTORY VIF
                                                        DIVERSIFIED STOCK--
                                                           CLASS A SHARES
                                                        --------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases.............................................        $    348
Proceeds from sales...................................             137
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases.............................................        $    373
Proceeds from sales...................................             224

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:


                                                                  MAINSTAY VP                 MAINSTAY VP
                                                                   BALANCED--                BASIC VALUE--
                                                                 SERVICE CLASS               INITIAL CLASS
                                                              --------------------         ------------------
                                                              2006         2005(A)         2006          2005
                                                              -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................  130            391            --             5
Units redeemed..............................................  (19)            (7)          (16)          (90)
                                                              ---            ---           ---           ---
  Net increase (decrease)...................................  111            384           (16)          (85)
                                                              ===            ===           ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................  155            547             6            15
Units redeemed..............................................  (25)           (18)          (30)          (43)
                                                              ---            ---           ---           ---
  Net increase (decrease)...................................  130            529           (24)          (28)
                                                              ===            ===           ===           ===


                                                                                           MAINSTAY VP
                                                                 MAINSTAY VP                DEVELOPING
                                                                CONVERTIBLE--                GROWTH--
                                                                INITIAL CLASS             INITIAL CLASS
                                                              -----------------         ------------------
                                                              2006         2005         2006          2005
                                                              --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   10           11           13             3
Units redeemed..............................................  (116)        (241)        (11)          (19)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (106)        (230)          2           (16)
                                                              ====         ====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   22           39           42            15
Units redeemed..............................................  (67)         (163)        (11)          (47)
                                                              ----         ----         ---           ---
  Net increase (decrease)...................................  (45)         (124)         31           (32)
                                                              ====         ====         ===           ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                      MAINSTAY VP                                          MAINSTAY VP
     MAINSTAY VP        CAPITAL                           MAINSTAY VP     CONSERVATIVE
       BOND--       APPRECIATION--      MAINSTAY VP     COMMON STOCK--    ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS    SERVICE CLASS
    -------------   ---------------   ---------------   ---------------   -------------
    2006    2005    2006     2005      2006     2005     2006     2005       2006(e)
    -----------------------------------------------------------------------------------
      12      19      32        64     2,559    2,898      10       38         146
    (223)   (310)   (588)   (1,525)   (2,370)  (5,120)   (255)    (533)         (1)
    ----    ----    ----    ------    ------   ------    ----     ----         ---
    (211)   (291)   (556)   (1,461)      189   (2,222)   (245)    (495)        145
    ====    ====    ====    ======    ======   ======    ====     ====         ===
      41      61     126       268     2,968    1,408      50       98         124
    (210)   (297)   (750)   (1,814)   (1,849)  (5,037)   (282)    (630)         --
    ----    ----    ----    ------    ------   ------    ----     ----         ---
    (169)   (236)   (624)   (1,546)    1,119   (3,629)   (232)    (532)        124
    ====    ====    ====    ======    ======   ======    ====     ====         ===


                                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       GROWTH          HIGH YIELD         INCOME &
    FLOATING RATE--    GOVERNMENT--    ALLOCATION--    CORPORATE BOND--      GROWTH--
     SERVICE CLASS     INITIAL CLASS   SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------   -------------   -------------   -----------------   -------------
    2006    2005(b)    2006    2005       2006(e)       2006      2005     2006    2005
    ------------------------------------------------------------------------------------
     290      296         8      19          86           48         94       1      76
     (61)     (11)     (175)   (413)         --         (758)    (1,169)    (43)   (118)
     ---      ---      ----    ----         ---         ----     ------     ---    ----
     229      285      (167)   (394)         86         (710)    (1,075)    (42)    (42)
     ===      ===      ====    ====         ===         ====     ======     ===    ====
     237      211        27      62         130           70        188       9      31
     (21)     (12)     (152)   (351)         (1)        (580)      (682)    (55)    (58)
     ---      ---      ----    ----         ---         ----     ------     ---    ----
     216      199      (125)   (289)        129         (510)      (494)    (46)    (27)
     ===      ===      ====    ====         ===         ====     ======     ===    ====

--------------------------------------------------------------------------------


                                                      MAINSTAY VP
                                                     INTERNATIONAL       MAINSTAY VP
                                                       EQUITY--      LARGE CAP GROWTH--
                                                     INITIAL CLASS      INITIAL CLASS
                                                     -------------   -------------------
                                                     2006    2005      2006       2005
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    60     186       17          10
Units redeemed.....................................   (69)   (122)     (28)       (136)
                                                      ---    ----      ---        ----
  Net increase (decrease)..........................    (9)     64      (11)       (126)
                                                      ===    ====      ===        ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    86     278       36          39
Units redeemed.....................................   (68)    (69)     (42)       (203)
                                                      ---    ----      ---        ----
  Net increase (decrease)..........................    18     209       (6)       (164)
                                                      ===    ====      ===        ====


                                                         MAINSTAY VP         MAINSTAY VP
                                                     SMALL CAP GROWTH--    TOTAL RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2006       2005     2006     2005
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     11         13        32        49
Units redeemed.....................................    (50)       (70)     (364)   (1,011)
                                                       ---        ---      ----    ------
  Net increase (decrease)..........................    (39)       (57)     (332)     (962)
                                                       ===        ===      ====    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     20         80        58       125
Units redeemed.....................................    (39)       (71)     (453)   (1,054)
                                                       ---        ---      ----    ------
  Net increase (decrease)..........................    (19)         9      (395)     (929)
                                                       ===        ===      ====    ======

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                     MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       MID CAP         MID CAP         MID CAP        MODERATE         GROWTH         MAINSTAY VP
       CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--    S&P 500 INDEX--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS    INITIAL CLASS
    -------------   -------------   -------------   -------------   -------------   ----------------
    2006    2005    2006    2005    2006    2005       2006(E)         2006(E)      2006      2005
    ------------------------------------------------------------------------------------------------
      39     199      55     235      12     364         207             195          29        63
     (67)    (60)    (74)    (99)   (148)   (206)         (1)             --        (491)     (931)
     ---     ---     ---    ----    ----    ----         ---             ---        ----      ----
     (28)    139     (19)    136    (136)    158         206             195        (462)     (868)
     ===     ===     ===    ====    ====    ====         ===             ===        ====      ====
      55     274     134     352      40     435         297             421         104       195
     (43)    (73)    (62)   (108)   (128)   (155)         --              --        (535)     (955)
     ---     ---     ---    ----    ----    ----         ---             ---        ----      ----
      12     201      72     244     (88)    280         297             421        (431)     (760)
     ===     ===     ===    ====    ====    ====         ===             ===        ====      ====

                          ALGER
                        AMERICAN                         COLUMBIA
     MAINSTAY VP          SMALL           CALVERT     SMALL CAP VALUE
       VALUE--      CAPITALIZATION--      SOCIAL      FUND, VARIABLE
    INITIAL CLASS    CLASS O SHARES      BALANCED     SERIES--CLASS B
    -------------   -----------------   -----------   ---------------
    2006    2005     2006      2005     2006   2005    2006     2005
    -----------------------------------------------------------------
      21      34        63       28      --      2       74       91
    (206)   (418)      (79)    (138)    (13)   (40)     (10)      (2)
    ----    ----       ---     ----     ---    ---      ---     ----
    (185)   (384)      (16)    (110)    (13)   (38)      64       89
    ====    ====       ===     ====     ===    ===      ===     ====
      45      89        86       83      10     11       63      153
    (222)   (381)      (77)     (99)    (16)   (37)      (7)      (7)
    ----    ----       ---     ----     ---    ---      ---     ----
    (177)   (292)        9      (16)     (6)   (26)      56      146
    ====    ====       ===     ====     ===    ===      ===     ====

--------------------------------------------------------------------------------

                                                       DREYFUS IP        FIDELITY(R)
                                                       TECHNOLOGY            VIP
                                                        GROWTH--       CONTRAFUND(R)--
                                                     INITIAL SHARES     INITIAL CLASS
                                                     ---------------   ---------------
                                                      2006     2005     2006     2005
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      1        5       68      173
Units redeemed.....................................    (34)     (56)    (174)    (329)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................    (33)     (51)    (106)    (156)
                                                       ===      ===     ====     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     11       13       87      343
Units redeemed.....................................     (8)     (62)    (184)    (336)
                                                       ---      ---     ----     ----
  Net increase (decrease)..........................      3      (49)     (97)       7
                                                       ===      ===     ====     ====


                                                        MFS(R)
                                                       INVESTORS        MFS(R)
                                                         TRUST         RESEARCH
                                                       SERIES--        SERIES--
                                                     INITIAL CLASS   INITIAL CLASS
                                                     -------------   -------------
                                                     2006    2005    2006    2005
                                                     -----------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     1       2       1      10
Units redeemed.....................................   (20)    (22)    (25)    (32)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (19)    (20)    (24)    (22)
                                                      ===     ===     ===     ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................     4       9       3      10
Units redeemed.....................................   (18)    (22)    (59)    (24)
                                                      ---     ---     ---     ---
  Net increase (decrease)..........................   (14)    (13)    (56)    (14)
                                                      ===     ===     ===     ===

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


      FIDELITY(R)       FIDELITY(R)          JANUS ASPEN             JANUS ASPEN
          VIP               VIP                SERIES                  SERIES
    EQUITY-INCOME--      MID CAP--           BALANCED--          WORLDWIDE GROWTH--
     INITIAL CLASS    SERVICE CLASS 2   INSTITUTIONAL SHARES    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------------   ---------------------
     2006     2005     2006     2005      2006        2005        2006        2005
    ---------------------------------------------------------------------------------
       15       88       72      254        23          26          17          23
     (106)    (215)     (20)     (62)     (213)       (489)       (240)       (659)
     ----     ----      ---     ----      ----        ----        ----        ----
      (91)    (127)      52      192      (190)       (463)       (223)       (636)
     ====     ====      ===     ====      ====        ====        ====        ====
       36      131      149      380        68         142          61         129
     (137)    (168)     (29)     (39)     (265)       (631)       (309)       (779)
     ----     ----      ---     ----      ----        ----        ----        ----
     (101)     (37)     120      341      (197)       (489)       (248)       (650)
     ====     ====      ===     ====      ====        ====        ====        ====


                     NEUBERGER
       MFS(R)         BERMAN
      UTILITIES     AMT MID-CAP       ROYCE            ROYCE
      SERIES--       GROWTH--       MICRO-CAP        SMALL-CAP
    SERVICE CLASS     CLASS S       PORTFOLIO        PORTFOLIO
    -------------   -----------   --------------   --------------
    2006    2005    2006   2005   2006   2005(C)   2006   2005(D)
    -------------------------------------------------------------
      60     597      5     24     74      26       60      51
     (48)    (87)    (1)    (2)    (1)     --       (8)     (1)
     ---     ---     --     --    ---      --       --      --
      12     510      4     22     73      26       52      50
     ===     ===     ==     ==    ===      ==       ==      ==
     108     777     24     25    109      26       57      62
     (61)    (48)    (5)    (1)    (1)     --       (3)     (1)
     ---     ---     --     --    ---      --       --      --
      47     729     19     24    108      26       54      61
     ===     ===     ==     ==    ===      ==       ==      ==

--------------------------------------------------------------------------------


                                                                       VAN ECK
                                                     T. ROWE PRICE    WORLDWIDE
                                                     EQUITY INCOME      HARD
                                                       PORTFOLIO       ASSETS
                                                     -------------   -----------
                                                     2006    2005    2006   2005
                                                     ---------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................    50     193    115    229
Units redeemed.....................................  (113)   (150)   (20)   (34)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................   (63)     43     95    195
                                                     ====    ====    ===    ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    63     395    123    294
Units redeemed.....................................   (67)   (193)   (27)   (23)
                                                     ----    ----    ---    ---
  Net increase (decrease)..........................    (4)    202     96    271
                                                     ====    ====    ===    ===


                                                     VAN KAMPEN      VICTORY
                                                         UIF           VIF
                                                      EMERGING     DIVERSIFIED
                                                       MARKETS       STOCK--
                                                      EQUITY--       CLASS A
                                                       CLASS I       SHARES
                                                     -----------   -----------
                                                     2006   2005   2006   2005
                                                     -------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   72    133     22     46
Units redeemed.....................................  (33)   (58)    (7)    (4)
                                                     ---    ---     --     --
  Net increase (decrease)..........................   39     75     15     42
                                                     ===    ===     ==     ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   94    127     18     86
Units redeemed.....................................  (44)   (69)    (9)    (6)
                                                     ---    ---     --     --
  Net increase (decrease)..........................   50     58      9     80
                                                     ===    ===     ==     ==

(a) For the period May 2, 2005 for Separate Account-I and May 3, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(b) For the period May 4, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period May 4, 2005 for Separate Account-I and May 23, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(d) For the period June 3, 2005 for Separate Account-I and May 13, 2005 for Separate Account-II (Commencement of Operations) through December 31, 2005.

(e) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2006 and December 31, 2005, 2004, 2003, 2002, and 2001.

                                               MAINSTAY VP                         MAINSTAY VP
                                               BALANCED--                         BASIC VALUE--
                                              SERVICE CLASS                       INITIAL CLASS
                                             ---------------   ----------------------------------------------------
                                              2006     2005     2006     2005     2004     2003     2002      2001
                                             ----------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $5,317   $4,021   $2,510   $2,581   $3,468   $2,648   $ 2,073   $3,229
Units Outstanding.........................      495      384      200      216      301      253       250      296
Variable Accumulation Unit Value..........   $10.69   $10.47   $12.52   $12.00   $11.53   $10.49   $  8.30   $10.90
Total Return..............................     2.1%     4.7%     4.4%     4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................       --     1.9%       --     0.8%     1.0%     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $7,047   $5,541   $4,188   $4,301   $4,460   $3,649   $ 2,693   $3,502
Units Outstanding.........................      659      529      330      354      382      343       320      317
Variable Accumulation Unit Value..........   $10.69   $10.47   $12.69   $12.16   $11.68   $10.63   $  8.41   $11.05
Total Return..............................     2.1%     4.7%     4.4%     4.1%     9.9%    26.3%    (23.9%)   (5.7%)
Investment Income Ratio...................       --     1.9%       --     0.9%     1.0%     0.9%      0.6%     0.7%


                                                                    MAINSTAY VP
                                                                  CASH MANAGEMENT
                                             ---------------------------------------------------------
                                              2006      2005      2004      2003      2002      2001
                                             ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $16,605   $16,122   $18,816   $27,888   $46,990   $52,540
Units Outstanding.........................    12,123    11,934    14,156    20,884    34,967    39,115
Variable Accumulation Unit Value..........   $  1.37   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.5%      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      4.3%      2.9%      0.8%      0.7%      1.3%      3.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $21,133   $19,638   $23,988   $32,002   $45,521   $46,590
Units Outstanding.........................    15,537    14,418    18,047    23,965    33,873    34,686
Variable Accumulation Unit Value..........   $  1.37   $  1.35   $  1.33   $  1.34   $  1.34   $  1.34
Total Return..............................      1.5%      1.6%     (0.5%)    (0.6%)       --      2.5%
Investment Income Ratio...................      4.3%      2.9%      0.8%      0.7%      1.3%      3.7%


                                                                 MAINSTAY VP
                                                             DEVELOPING GROWTH--
                                                                INITIAL CLASS
                                             ----------------------------------------------------
                                              2006     2005     2004     2003     2002      2001
                                             ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets................................   $2,352   $2,155   $2,097   $2,275   $ 1,150   $2,131
Units Outstanding.........................      205      203      219      248       171      222
Variable Accumulation Unit Value..........   $11.47   $10.61   $ 9.59   $ 9.18   $  6.72   $ 9.58
Total Return..............................     8.1%    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --       --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets................................   $3,255   $2,675   $2,731   $2,776   $ 1,512   $2,371
Units Outstanding.........................      283      252      284      302       225      247
Variable Accumulation Unit Value..........   $11.49   $10.63   $ 9.61   $ 9.20   $  6.73   $ 9.60
Total Return..............................     8.1%    10.6%     4.5%    36.7%    (29.9%)   (8.5%)
Investment Income Ratio...................       --       --       --       --        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                           MAINSTAY VP                                                    MAINSTAY VP
                             BOND--                                                 CAPITAL APPRECIATION--
                          INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------   ---------------------------------------------------------------
     2006      2005      2004      2003      2002      2001       2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------------------------------------------------------------------
    $24,018   $27,930   $32,655   $41,042   $46,620   $47,865   $101,617   $115,793   $139,443   $162,444   $148,622   $260,390
      1,422     1,633     1,924     2,485     2,912     3,231      4,512      5,068      6,529      7,820      8,969     10,729
    $ 16.88   $ 17.12   $ 16.97   $ 16.52   $ 16.01   $ 14.81   $  22.53   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
      (1.4%)     0.9%      2.7%      3.2%      8.1%      7.9%      (1.4%)      7.0%       2.8%      25.4%     (31.7%)    (24.2%)
         --      3.0%      3.2%      3.7%      4.4%      5.7%         --         --       0.2%       0.2%       0.1%       0.1%
    $25,487   $28,796   $32,507   $38,609   $41,985   $37,118   $135,336   $151,570   $174,656   $190,775   $164,115   $274,149
      1,510     1,679     1,915     2,337     2,623     2,506      6,008      6,632      8,178      9,184      9,904     11,296
    $ 16.88   $ 17.12   $ 16.97   $ 16.52   $ 16.01   $ 14.81   $  22.53   $  22.85   $  21.36   $  20.77   $  16.57   $  24.27
      (1.4%)     0.9%      2.7%      3.2%      8.1%      7.9%      (1.4%)      7.0%       2.8%      25.4%     (31.7%)    (24.2%)
         --      3.0%      3.3%      3.8%      4.7%      5.6%         --         --       0.2%       0.2%       0.1%       0.1%

                                                                  MAINSTAY VP
                           MAINSTAY VP                           CONSERVATIVE                 MAINSTAY VP
                          COMMON STOCK--                         ALLOCATION--                CONVERTIBLE--
                          INITIAL CLASS                          SERVICE CLASS               INITIAL CLASS
    ----------------------------------------------------------   -------------   -------------------------------------
     2006      2005      2004      2003      2002       2001         2006         2006      2005      2004      2003
    ------------------------------------------------------------------------------------------------------------------
    $59,377   $64,668   $73,642   $76,639   $69,575   $111,911      $1,482       $16,341   $17,837   $21,042   $21,812
      2,125     2,370     2,865     3,264     3,696      4,455         145           855       961     1,191     1,293
    $ 27.96   $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17      $ 9.90       $ 19.16   $ 18.60   $ 17.67   $ 16.87
       2.4%      6.3%      9.5%     24.7%    (25.2%)    (18.2%)      (1.0%)         3.0%      5.2%      4.7%     20.7%
         --      0.9%      1.3%      1.0%      0.8%       0.6%          --            --      1.5%      1.7%      2.5%
    $76,376   $80,988   $89,868   $89,598   $76,672   $115,917      $1,219       $16,259   $16,613   $17,987   $17,661
      2,733     2,965     3,497     3,816     4,073      4,605         124           851       896     1,020     1,049
    $ 27.96   $ 27.32   $ 25.70   $ 23.48   $ 18.82   $  25.17      $ 9.87       $ 19.11   $ 18.55   $ 17.63   $ 16.83
       2.4%      6.3%      9.5%     24.7%    (25.2%)    (18.2%)      (1.3%)         3.0%      5.2%      4.7%     20.7%
         --      1.0%      1.4%      1.1%      0.9%       0.6%          --            --      1.5%      1.9%      2.6%


        MAINSTAY VP
       CONVERTIBLE--
       INITIAL CLASS
     -----------------
      2002      2001
     -----------------
     $15,632   $18,165
       1,118     1,181
     $ 13.99   $ 15.39
       (9.1%)    (3.4%)
        2.7%      3.6%
     $12,721   $14,279
         912       931
     $ 13.95   $ 15.34
       (9.1%)    (3.4%)
        2.7%      3.6%

      MAINSTAY VP                                                                  MAINSTAY VP             MAINSTAY VP
       FLOATING                              MAINSTAY VP                             GROWTH                 HIGH YIELD
        RATE--                              GOVERNMENT--                          ALLOCATION--           CORPORATE BOND--
     SERVICE CLASS                          INITIAL CLASS                         SERVICE CLASS           INITIAL CLASS
    ---------------   ---------------------------------------------------------   -------------   ------------------------------
     2006     2005     2006      2005      2004      2003      2002      2001         2006          2006       2005       2004
    ----------------------------------------------------------------------------------------------------------------------------
    $5,434   $2,880   $24,060   $27,258   $33,768   $47,553   $69,501   $51,150     $    848      $120,631   $134,047   $156,942
       514      285     1,402     1,569     1,963     2,819     4,144     3,307           86         5,019      5,729      6,804
    $10.27   $10.10   $ 17.18   $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47     $   9.84      $  24.05   $  23.44   $  23.07
      1.6%     1.0%     (1.2%)     1.1%      2.0%      0.6%      8.4%      5.3%        (1.6%)         2.6%       1.6%      11.3%
      5.8%     4.8%        --      2.8%      3.6%      3.5%      3.4%      4.4%           --            --       5.4%       6.9%
    $4,272   $2,010   $23,143   $25,496   $30,205   $40,019   $52,350   $34,663     $  1,279      $ 97,685   $107,082   $116,727
       415      199     1,342     1,467     1,756     2,373     3,121     2,241          129         4,062      4,572      5,066
    $10.27   $10.10   $ 17.18   $ 17.38   $ 17.20   $ 16.87   $ 16.77   $ 15.47     $   9.93      $  24.03   $  23.41   $  23.04
      1.6%     1.0%     (1.2%)     1.1%      2.0%      0.6%      8.4%      5.3%        (0.7%)         2.6%       1.6%      11.3%
      5.8%     4.7%        --      2.9%      3.7%      3.8%      3.6%      4.4%           --            --       5.6%       7.0%

              MAINSTAY VP
               HIGH YIELD
            CORPORATE BOND--
             INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $150,241   $104,452   $122,288
        7,248      6,783      7,999
     $  20.73   $  15.40   $  15.29
        34.6%       0.7%       3.6%
         7.9%       9.5%      10.8%
     $108,307   $ 75,161   $ 81,685
        5,231      4,886      5,349
     $  20.71   $  15.38   $  15.27
        34.6%       0.7%       3.6%
         7.8%       9.9%      10.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                            INCOME & GROWTH--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                            2006     2005     2004     2003     2002      2001
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $4,576   $4,996   $5,309   $4,797   $ 3,770   $5,537
Units Outstanding.......................................      377      419      461      464       463      540
Variable Accumulation Unit Value........................   $12.13   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     2.0%     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................       --     1.1%     1.7%     1.5%      1.0%     0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $5,530   $5,976   $6,092   $5,379   $ 4,026   $5,449
Units Outstanding.......................................      456      502      529      520       494      531
Variable Accumulation Unit Value........................   $12.13   $11.89   $11.51   $10.35   $  8.15   $10.25
Total Return............................................     2.0%     3.4%    11.2%    27.0%    (20.6%)   (9.7%)
Investment Income Ratio.................................       --     1.1%     1.8%     1.5%      1.0%     0.8%


                                                                               MAINSTAY VP
                                                                                 MID CAP
                                                                                  CORE--
                                                                              INITIAL CLASS
                                                           ----------------------------------------------------
                                                            2006     2005     2004     2003     2002      2001
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $8,642   $8,693   $5,763   $2,859   $ 1,250   $  388
Units Outstanding.......................................      549      577      438      262       153       41
Variable Accumulation Unit Value........................   $15.74   $15.06   $13.16   $10.91   $  8.16   $ 9.49
Total Return............................................     4.5%    14.4%    20.6%    33.7%    (14.1%)   (5.1%)
Investment Income Ratio.................................       --     0.6%     0.6%     0.6%      0.4%     0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,088  $9,472   $5,628   $2,806   $ 1,381   $  227
Units Outstanding.......................................      640      628      427      257       169       24
Variable Accumulation Unit Value........................   $15.77   $15.08   $13.19   $10.93   $  8.17   $ 9.51
Total Return............................................     4.5%    14.4%    20.6%    33.7%    (14.1%)   (4.9%)
Investment Income Ratio.................................       --     0.6%     0.6%     0.6%      0.4%     0.7%

                                                                            MAINSTAY VP
                                                            MAINSTAY VP      MODERATE
                                                             MODERATE         GROWTH
                                                           ALLOCATION--    ALLOCATION--
                                                           SERVICE CLASS   SERVICE CLASS
                                                           -------------   -------------
                                                               2006            2006
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................     $  2,033        $  1,934
Units Outstanding.......................................          206             195
Variable Accumulation Unit Value........................     $   9.87        $   9.91
Total Return............................................        (1.3%)          (1.0%)
Investment Income Ratio.................................           --              --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................     $  2,946        $  4,228
Units Outstanding.......................................          297             421
Variable Accumulation Unit Value........................     $   9.94        $  10.05
Total Return............................................        (0.6%)          (0.5%)
Investment Income Ratio.................................           --              --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                              MAINSTAY VP                                                    MAINSTAY VP
                             INTERNATIONAL                                                    LARGE CAP
                               EQUITY--                                                        GROWTH--
                             INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------------
      2006       2005       2004       2003       2002       2001      2006      2005      2004      2003      2002       2001
    ----------------------------------------------------------------------------------------------------------------------------
    $ 16,207   $ 14,883   $ 12,832   $  9,245   $  6,847   $  7,779   $ 4,869   $ 5,043   $ 6,446   $ 8,487   $ 7,167   $ 13,064
         783        792        728        607        577        619       389       400       526       668       713        921
    $  20.69   $  18.79   $  17.63   $  15.22   $  11.86      12.57   $ 12.53   $ 12.62   $ 12.25   $ 12.71   $ 10.05   $  14.18
       10.1%       6.6%      15.8%      28.3%      (5.6%)    (15.1%)    (0.7%)     3.0%     (3.6%)    26.4%    (29.1%)    (17.6%)
          --       1.7%       1.0%       2.0%       1.3%       1.3%        --        --      0.2%      0.2%      0.1%         --
    $ 18,593   $ 16,553   $ 11,842   $  8,147   $  6,192   $  6,335   $ 7,103   $ 7,234   $ 9,043   $10,395   $ 8,264   $ 14,072
         898        880        671        535        522        504       562       568       732       811       815        983
    $  20.70   $  18.80   $  17.64   $  15.23   $  11.87   $  12.58   $ 12.63   $ 12.73   $ 12.36   $ 12.82   $ 10.14   $  14.31
       10.1%       6.6%      15.8%      28.3%      (5.6%)    (15.1%)    (0.7%)     3.0%     (3.6%)    26.4%    (29.1%)    (17.8%)
          --       1.9%       1.1%       2.0%       1.4%       1.3%        --        --      0.2%      0.2%      0.1%         --


                              MAINSTAY VP                                                    MAINSTAY VP
                                MID CAP                                                        MID CAP
                               GROWTH--                                                        VALUE--
                             INITIAL CLASS                                                  INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------------
      2006       2005       2004       2003       2002       2001      2006      2005      2004      2003      2002       2001
    ----------------------------------------------------------------------------------------------------------------------------
    $ 13,238   $ 12,740   $  9,433   $  5,892   $    682   $    278   $14,163   $15,360   $12,782   $ 7,511   $ 5,089   $  2,564
         923        942        806        609        101         29     1,054     1,190     1,032       704       607        258
    $  14.35   $  13.53   $  11.70   $   9.67   $   6.77   $   9.60   $ 13.45   $ 12.92   $ 12.38   $ 10.67   $  8.38   $   9.94
        6.1%      15.6%      21.0%      42.9%     (29.5%)     (4.0%)     4.2%      4.3%     16.0%     27.3%    (15.7%)     (0.6%)
          --       0.1%         --         --         --         --        --      0.8%      1.0%      1.2%      1.1%       2.0%
    $ 16,354   $ 14,438   $  9,572   $  4,925   $    635   $    385   $17,049   $17,499   $13,348   $ 8,130   $ 5,308   $  1,576
       1,119      1,047        803        500         92         39     1,286     1,374     1,094       773       643        161
    $  14.62   $  13.78   $  11.92   $   9.85   $   6.89   $   9.78   $ 13.26   $ 12.73   $ 12.20   $ 10.52   $  8.26   $   9.80
        6.1%      15.6%      21.0%      42.9%     (29.5%)     (2.2%)     4.2%      4.3%     16.0%     27.3%    (15.7%)     (2.0%)
          --         --         --         --         --         --        --      0.8%      1.0%      1.2%      1.3%       1.9%

                              MAINSTAY VP                                                     MAINSTAY VP
                                S&P 500                                                        SMALL CAP
                                INDEX--                                                        GROWTH--
                             INITIAL CLASS                                                   INITIAL CLASS
    ---------------------------------------------------------------   -----------------------------------------------------------
      2006       2005       2004       2003       2002       2001      2006      2005      2004      2003       2002       2001
    -----------------------------------------------------------------------------------------------------------------------------
    $111,188   $122,733   $143,383   $146,296   $127,742   $198,864   $ 5,182   $ 5,324   $ 5,773   $ 5,197   $  1,381   $    725
       3,721      4,183      5,051      5,621      6,211      7,423       461       500       557       541        201         72
    $  29.92   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79   $ 11.24   $ 10.65   $ 10.37   $  9.60   $   6.87   $   9.45
        1.9%       3.4%       9.1%      26.5%     (23.2%)    (13.2%)     5.5%      2.7%      8.0%     39.9%     (27.4%)     (5.5%)
          --       1.1%       1.5%       1.3%       1.2%       0.9%        --        --        --        --         --         --
    $147,465   $157,412   $173,793   $171,087   $142,842   $209,565   $ 6,869   $ 6,704   $ 6,432   $ 4,771   $  1,421   $    918
       4,932      5,363      6,123      6,574      6,945      7,823       600       619       610       489        203         96
    $  29.92   $  29.36   $  28.39   $  26.03   $  20.57   $  26.79   $ 11.43   $ 10.83   $ 10.55   $  9.77   $   6.98   $   9.61
        1.9%       3.4%       9.1%      26.5%     (23.2%)     13.2%      5.5%      2.7%      8.0%     39.9%     (27.4%)     (3.9%)
          --       1.1%       1.5%       1.3%       1.2%       1.0%        --        --        --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                     MAINSTAY VP
                                                                                   TOTAL RETURN--
                                                                                    INITIAL CLASS
                                                            -------------------------------------------------------------
                                                             2006      2005       2004       2003       2002       2001
                                                            -------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $78,523   $85,369   $102,017   $113,786   $109,940   $163,607
Units Outstanding.......................................      3,423     3,755      4,717      5,524      6,305      7,727
Variable Accumulation Unit Value........................    $ 22.95   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
Total Return............................................       0.9%      5.1%       5.0%      18.1%     (17.6%)    (11.8%)
Investment Income Ratio.................................         --      1.4%       1.6%       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $89,101   $97,302   $112,661   $121,853   $112,541   $157,572
Units Outstanding.......................................      3,885     4,280      5,209      5,915      6,454      7,442
Variable Accumulation Unit Value........................    $ 22.95   $ 22.74   $  21.63   $  20.60   $  17.44   $  21.17
Total Return............................................       0.9%      5.1%       5.0%      18.1%     (17.6%)    (11.8%)
Investment Income Ratio.................................         --      1.4%       1.6%       1.9%       2.3%       2.4%


                                                                                      CALVERT
                                                                                       SOCIAL
                                                                                      BALANCED
                                                           --------------------------------------------------------------
                                                            2006      2005       2004       2003        2002       2001
                                                           --------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 2,331   $ 2,592   $  3,204   $   3,387   $  2,646   $  3,485
Units Outstanding.......................................       121       134        172         195        179        205
Variable Accumulation Unit Value........................   $ 19.33   $ 19.40   $  18.60   $   17.40   $  14.78   $  17.04
Total Return............................................     (0.3%)     4.3%       6.9%       17.8%     (13.3%)     (8.1%)
Investment Income Ratio.................................        --      1.7%       1.6%        2.2%       2.6%       3.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 5,180   $ 5,329   $  5,584   $   5,280   $  4,530   $  5,403
Units Outstanding.......................................       268       274        300         303        306        317
Variable Accumulation Unit Value........................   $ 19.35   $ 19.42   $  18.62   $   17.42   $  14.79   $  17.06
Total Return............................................     (0.3%)     4.3%       6.9%       17.8%     (13.3%)     (8.1%)
Investment Income Ratio.................................        --      1.8%       1.7%        2.0%       2.7%       3.7%

                                                                                     FIDELITY(R)
                                                                                         VIP
                                                                                   CONTRAFUND(R)--
                                                                                    INITIAL CLASS
                                                            -------------------------------------------------------------
                                                             2006      2005       2004       2003       2002       2001
                                                            -------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $56,116   $56,939   $ 52,630   $ 47,782   $ 39,960   $ 49,755
Units Outstanding.......................................      2,235     2,341      2,497      2,584      2,741      3,054
Variable Accumulation Unit Value........................    $ 25.15   $ 24.33   $  21.07   $  18.49   $  14.58   $  16.29
Total Return............................................       3.4%     15.4%      14.0%      26.8%     (10.5%)    (13.4%)
Investment Income Ratio.................................       1.0%      0.3%       0.3%       0.5%       0.9%       0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $85,316   $84,852   $ 73,367   $ 65,135   $ 52,702   $ 62,180
Units Outstanding.......................................      3,459     3,556      3,549      3,592      3,685      3,891
Variable Accumulation Unit Value........................    $ 24.66   $ 23.86   $  20.67   $  18.13   $  14.30   $  15.98
Total Return............................................       3.4%     15.4%      14.0%      26.8%     (10.5%)    (13.4%)
Investment Income Ratio.................................       1.0%      0.3%       0.3%       0.5%       0.8%       0.8%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                                                                                            ALGER
                                                                                          AMERICAN
                             MAINSTAY VP                                                    SMALL
                               VALUE--                                                CAPITALIZATION--
                            INITIAL CLASS                                              CLASS O SHARES
      ---------------------------------------------------------   ---------------------------------------------------------
       2006      2005      2004      2003      2002      2001      2006      2005      2004      2003      2002      2001
      ---------------------------------------------------------------------------------------------------------------------
      $43,760   $45,425   $51,220   $52,162   $45,782   $67,728   $10,870   $10,101   $ 9,890   $ 9,788   $ 7,752   $12,031
        1,931     2,116     2,500     2,796     3,086     3,557       864       880       990     1,127     1,254     1,417
      $ 22.69   $ 21.49   $ 20.49   $ 18.65   $ 14.84   $ 19.04   $ 12.59   $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49
         5.6%      4.9%      9.8%     25.7%    (22.1%)    (0.9%)     9.2%     15.4%     15.1%     40.5%    (27.2%)   (30.4%)
           --      1.1%      1.1%      1.5%      1.3%      1.4%        --        --        --        --        --      0.1%
      $53,566   $54,597   $58,043   $56,255   $46,850   $65,494   $15,309   $13,917   $12,222   $10,742   $ 7,697   $11,471
        2,356     2,533     2,825     3,007     3,149     3,430     1,216     1,207     1,223     1,237     1,245     1,352
      $ 22.75   $ 21.55   $ 20.55   $ 18.71   $ 14.88   $ 19.09   $ 12.59   $ 11.53   $  9.99   $  8.68   $  6.18   $  8.49
         5.6%      4.9%      9.8%     25.7%    (22.1%)    (0.9%)     9.2%     15.4%     15.1%     40.5%    (27.2%)   (30.4%)
           --      1.2%      1.1%      1.6%      1.3%      1.4%        --        --        --        --        --      0.1%

              COLUMBIA
             SMALL CAP                                 DREYFUS IP
            VALUE FUND,                                TECHNOLOGY
         VARIABLE SERIES--                              GROWTH--
              CLASS B                                INITIAL SHARES
      ------------------------   ------------------------------------------------------
       2006     2005     2004     2006      2005     2004     2003      2002      2001
      ---------------------------------------------------------------------------------
      $1,986   $1,127   $  140   $   947   $1,281   $1,707   $1,938   $    595   $  261
         166      102       13       108      141      192      216         99       26
      $11.94   $11.01   $10.57   $  8.77   $ 9.10   $ 8.88   $ 8.95   $   6.01   $10.05
        8.4%     4.1%     5.7%     (3.6%)    2.4%    (0.8%)   49.0%     (40.2%)    0.5%
          --       --     0.5%        --       --       --       --         --       --
      $2,433   $1,630   $   23   $ 2,053   $2,100   $2,470   $2,579   $    878   $  645
         204      148        2       241      238      287      297        151       66
      $11.94   $11.01   $10.57      8.51   $ 8.83   $ 8.62   $ 8.69   $   5.83   $ 9.75
        8.4%     4.1%     5.7%     (3.6%)    2.4%    (0.8%)   49.0%     (40.2%)   (2.5%)
          --       --     0.6%        --       --       --       --         --       --


                           FIDELITY(R) VIP                                  FIDELITY(R) VIP
                           EQUITY-INCOME--                                     MID CAP--
                            INITIAL CLASS                                   SERVICE CLASS 2
      ---------------------------------------------------------   -----------------------------------
       2006      2005      2004      2003      2002      2001      2006      2005      2004     2003
      -----------------------------------------------------------------------------------------------
      $25,317   $25,988   $27,140   $25,421   $21,694   $30,023   $ 9,441   $ 8,083   $4,269   $  431
        1,291     1,382     1,509     1,556     1,708     1,938       553       501      309       38
      $ 19.63   $ 18.80   $ 17.99   $ 16.34   $ 12.70   $ 15.49   $ 17.07   $ 16.11   $13.83   $11.24
         4.4%      4.5%     10.1%     28.7%    (18.0%)    (6.2%)     6.0%     16.5%    23.0%    12.4%
         3.4%      1.7%      1.5%      1.9%      1.8%      1.9%      1.0%        --       --       --
      $31,116   $31,688   $30,977   $27,839   $21,702   $28,160   $14,282   $11,499   $5,080   $  338
        1,597     1,698     1,735     1,716     1,721     1,831       822       702      361       30
      $ 19.48   $ 18.66   $ 17.86   $ 16.22   $ 12.61   $ 15.38   $ 17.36   $ 16.39   $14.07   $11.43
         4.4%      4.5%     10.1%     28.7%    (18.0%)    (6.2%)     6.0%     16.5%    23.0%    14.3%
         3.4%      1.6%      1.5%      1.8%      1.8%      1.7%      1.0%        --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                  JANUS ASPEN
                                                                                    SERIES
                                                                                  BALANCED--
                                                                             INSTITUTIONAL SHARES
                                                           ---------------------------------------------------------
                                                            2006      2005      2004      2003      2002      2001
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $38,494   $42,249   $49,154   $54,194   $57,185   $70,409
Units Outstanding.......................................     1,747     1,937     2,400     2,834     3,367     3,828
Variable Accumulation Unit Value........................   $ 22.06   $ 21.83   $ 20.48   $ 19.12   $ 16.99   $ 18.39
Total Return............................................      1.1%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
Investment Income Ratio.................................      2.2%      2.2%      2.2%      2.2%      2.4%      2.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $65,007   $68,627   $74,451   $77,365   $72,705   $$81,831
Units Outstanding.......................................     2,939     3,136     3,625     4,035     4,269     4,437
Variable Accumulation Unit Value........................   $ 22.12   $ 21.89   $ 20.54   $ 19.17   $ 17.03   $ 18.44
Total Return............................................      1.1%      6.6%      7.1%     12.6%     (7.7%)    (5.9%)
Investment Income Ratio.................................      2.2%      2.3%      2.2%      2.2%      2.4%      2.6%


                                                                                    MFS(R)
                                                                               RESEARCH SERIES--
                                                                                 INITIAL CLASS
                                                           ---------------------------------------------------------
                                                            2006      2005      2004      2003      2002      2001
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 1,610   $ 1,886   $ 2,001   $ 1,882   $ 1,734   $ 3,076
Units Outstanding.......................................       151       175       197       212       240       317
Variable Accumulation Unit Value........................   $ 10.69   $ 10.81   $ 10.16   $  8.89   $  7.22   $  9.69
Total Return............................................     (1.1%)     6.4%     14.4%     23.1%    (25.5%)   (22.3%)
Investment Income Ratio.................................      1.0%      0.5%      1.1%      0.7%      0.3%        --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 2,336   $ 2,952   $ 2,918   $ 2,537   $ 2,180   $ 3,339
Units Outstanding.......................................       221       277       291       289       306       349
Variable Accumulation Unit Value........................   $ 10.55   $ 10.67   $ 10.03   $  8.77   $  7.13   $  9.57
Total Return............................................     (1.1%)     6.4%     14.4%     23.1%    (25.5%)   (22.3%)
Investment Income Ratio.................................      1.0%      0.5%      1.1%      0.7%      0.3%        --

                                                                                 T. ROWE PRICE
                                                                                    EQUITY
                                                                                    INCOME
                                                                                   PORTFOLIO
                                                           ---------------------------------------------------------
                                                            2006      2005      2004      2003      2002      2001
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $16,777   $17,014   $15,968   $12,398   $ 9,768   $11,020
Units Outstanding.......................................     1,123     1,186     1,143     1,007       982       950
Variable Accumulation Unit Value........................   $ 14.96   $ 14.33   $ 13.97   $ 12.32   $  9.94   $ 11.59
Total Return............................................      4.4%      2.6%     13.4%     23.9%    (14.2%)     0.2%
Investment Income Ratio.................................      1.5%      1.6%      1.6%      1.7%      1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $23,424   $22,498   $19,083   $12,581   $ 8,546   $ 9,525
Units Outstanding.......................................     1,553     1,557     1,355     1,014       853       815
Variable Accumulation Unit Value........................   $ 15.08   $ 14.44   $ 14.08   $ 12.41   $ 10.02   $ 11.68
Total Return............................................      4.4%      2.6%     13.4%     23.9%    (14.2%)     0.2%
Investment Income Ratio.................................      1.5%      1.6%      1.7%      1.8%      1.6%      1.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                             JANUS ASPEN                                                  MFS(R)
                               SERIES                                                   INVESTORS
                              WORLDWIDE                                                   TRUST
                              GROWTH--                                                   SERIES--
                        INSTITUTIONAL SHARES                                          INITIAL CLASS
      ---------------------------------------------------------   ------------------------------------------------------
       2006      2005      2004      2003      2002      2001      2006     2005     2004     2003      2002      2001
      ------------------------------------------------------------------------------------------------------------------
      $28,695   $32,111   $40,513   $48,340   $46,780   $75,000   $1,145   $1,322   $1,441   $ 1,479   $ 1,356   $ 2,158
        1,787     2,010     2,646     3,265     3,867     4,559      116      135      155       175       193       240
      $ 16.08   $ 16.00   $ 15.31   $ 14.80   $ 12.10   $ 16.45   $ 9.84   $ 9.84   $ 9.29   $  8.45   $  7.01   $  8.99
         0.5%      4.5%      3.4%     22.4%    (26.5%)   (23.4%)   (0.1%)    5.9%     9.9%     20.6%    (22.0%)   (17.0%)
         2.2%      1.3%      1.0%      1.1%      0.9%      0.5%     1.0%     0.6%     0.6%      0.6%      0.6%      0.5%
      $41,691   $45,417   $53,467   $58,703   $53,620   $82,282   $1,821   $1,967   $1,977   $ 1,899   $ 1,650   $ 2,207
        2,587     2,835     3,485     3,957     4,424     4,992      180      194      207       219       229       239
      $ 16.12   $ 16.03   $ 15.34   $ 14.83   $ 12.12   $ 16.48   $10.11   $10.12   $ 9.55   $  8.69   $  7.21   $  9.24
         0.5%      4.5%      3.4%     22.4%    (26.5%)   (23.4%)   (0.1%)    5.9%     9.9%     20.6%    (22.0%)   (17.0%)
         2.2%      1.3%      1.0%      1.1%      0.9%      0.5%     1.0%     0.6%     0.6%      0.7%      0.5%      0.5%

                                             NEUBERGER
                                            BERMAN AMT
                MFS(R)                        MID-CAP                  ROYCE              ROYCE
          UTILITIES SERIES--                 GROWTH--                MICRO-CAP          SMALL-CAP
             SERVICE CLASS                    CLASS S                PORTFOLIO          PORTFOLIO
      ---------------------------   ---------------------------   ----------------   ---------------
       2006      2005      2004      2006      2005      2004      2006      2005     2006     2005
      ----------------------------------------------------------------------------------------------
      $10,345   $ 9,538   $ 1,794   $   610   $   525   $   210   $ 1,312   $  312   $1,123   $  528
          665       653       143        44        40        18        99       26      102       50
      $ 15.56   $ 14.46   $ 12.57   $ 13.99   $ 13.17   $ 11.76   $ 13.29   $12.01   $11.00   $10.59
         7.6%     15.1%     25.7%      6.2%     12.0%     17.6%     10.7%    20.1%     4.0%     5.9%
         4.0%      0.4%        --        --        --        --        --     1.9%       --       --
      $15,055   $13,230   $ 2,143   $   869   $   576   $   248   $ 1,795   $  311   $1,342   $  684
          942       895       166        65        46        22       134       26      115       61
      $ 15.97   $ 14.85   $ 12.90   $ 13.34   $ 12.56   $ 11.22   $ 13.32   $12.04   $11.68   $11.24
         7.6%     15.1%     29.0%      6.2%     12.0%     12.2%     10.7%    20.4%     3.9%    12.4%
         4.1%      0.4%        --        --        --        --        --     1.9%       --       --

                                                                                     VAN KAMPEN
                             VAN ECK                                                    UIF
                            WORLDWIDE                                             EMERGING MARKETS
                               HARD                                                   EQUITY--
                              ASSETS                                                  CLASS I
      ------------------------------------------------------   ------------------------------------------------------
       2006      2005      2004     2003     2002     2001      2006      2005      2004     2003     2002      2001
      ---------------------------------------------------------------------------------------------------------------
      $11,646   $ 7,976   $2,394   $1,288   $  967   $   450   $10,573   $ 9,133   $5,991   $5,895   $ 3,951   $4,807
          449       354      159      105      113        50       586       547      472      564       558      611
      $ 25.96   $ 22.53   $15.05   $12.30   $ 8.59   $  8.95   $ 18.05   $ 16.79   $12.70   $10.45   $  7.08   $ 7.87
        15.2%     49.7%    22.4%    43.2%    (4.1%)   (11.6%)     7.5%     32.1%    21.5%    47.7%    (10.1%)   (7.7%)
         0.1%      0.2%     0.3%     0.5%     0.4%      1.3%        --      0.4%     0.7%       --        --       --
      $15,269   $10,967   $3,242   $1,550   $1,148   $   472   $13,854   $11,994   $8,335   $6,767   $ 4,819   $5,504
          579       483      212      124      132        52       759       709      651      642       676      694
      $ 26.36   $ 22.88   $15.28   $12.49   $ 8.72   $  9.09   $ 18.18   $ 16.91   $12.80   $10.53   $  7.13   $ 7.93
        15.2%     49.7%    22.4%    43.2%    (4.1%)   (11.6%)     7.5%     32.1%    21.5%    47.7%    (10.1%)   (7.7%)
         0.1%      0.2%     0.3%     0.4%     0.4%      1.0%        --      0.4%     0.7%       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                     Victory VIF
                                                                     Diversified
                                                                       Stock--
                                                                       Class A
                                                                        Shares
                                                               ------------------------
                                                                2006     2005     2004
                                                               ------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..................................................   $  926   $  738   $  233
Units Outstanding...........................................       79       64       22
Variable Accumulation Unit Value............................   $11.70   $11.57   $10.78
Total Return................................................     1.1%     7.3%     7.8%
Investment Income Ratio.....................................     0.4%     0.1%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..................................................   $1,352   $1,236   $  267
Units Outstanding...........................................      113      104       24
Variable Accumulation Unit Value............................   $12.02   $11.89   $11.07
Total Return................................................     1.1%     7.3%    10.7%
Investment Income Ratio.....................................     0.5%     0.1%     1.4%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

For individual division commencing during the period indicated, total return is calculated from the date of commencement through the end of the year.

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

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